United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Hermes Global Allocation Fund

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/20

Date of Reporting Period: Six months ended 05/31/20

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2020
Share Class | Ticker	A | FSTBX	B | FSBBX	C | FSBCX
	R | FSBKX	Institutional | SBFIX	R6 | FSBLX

Federated Global Allocation Fund
(Effective close of business June 26, 2020, the fund name was changed to Federated Hermes Global Allocation Fund)
Fund Established 1934

IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Global Allocation Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2019 through May 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2020, the Fund’s portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
International Equity Securities	32.9%
Domestic Equity Securities	32.4%
Emerging Markets Core Fund	8.3%
Foreign Debt Securities	7.3%
Corporate Debt Securities	6.9%
Federated Mortgage Core Portfolio	4.5%
U.S. Treasury and Agency Securities	2.2%
High Yield Bond Portfolio	0.9%
Collateralized Mortgage-Backed Securities	0.7%
Federated Project and Trade Finance Core Fund	0.6%
Asset-Backed Securities	0.5%
Federated Bank Loan Core Fund	0.5%
Municipal Bonds	0.3%
Government Agencies	0.2%
Mortgage-Backed Securities[2,3]	0.0%
Purchased Options[3]	0.0%
Derivative Contracts[3,4]	0.0%
Other Assets and Liabilities[5]	1.8%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
3	Represents less than 0.1%.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At May 31, 2020, the Fund’s sector composition7 of the Fund’s equity holdings was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Information Technology	17.6%
Financials	15.6%
Consumer Discretionary	12.4%
Health Care	11.8%
Industrials	11.6%
Consumer Staples	8.2%
Communication Services	7.9%
Materials	5.5%
Utilities	3.8%
Real Estate	3.0%
Energy	2.6%
TOTAL	100.0%
7	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2020 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—65.3%
		Communication Services—5.1%
26,889		AT&T, Inc.	$829,795
15,923		Activision Blizzard, Inc.	1,146,138
1,032	[1]	Alphabet, Inc., Class A	1,479,393
1,033	[1]	Alphabet, Inc., Class C	1,476,074
10,995	[1]	Altice USA, Inc.	282,791
54,208		Auto Trader Group PLC	375,118
358	[1]	Boingo Wireless, Inc.	4,905
3,840	[1]	Central European Media Enterprises Ltd., Class A	15,360
308	[1]	Charter Communications, Inc.	167,552
604		Cheil Communications, Inc.	8,125
9,500		China Mobile Ltd.	66,753
2,140	[1]	Cincinnati Bell, Inc.	31,522
1,600		Cyber Agent Ltd.	80,688
43,185		Deutsche Telekom AG, Class REG	670,266
7,205	[1]	Facebook, Inc.	1,621,774
612	[1]	Gray Television, Inc.	8,531
483,095		HKT Trust and HKT Ltd.	689,267
20,100		Hakuhodo DY Holdings, Inc.	250,067
4,541		Hellenic Telecommunication Organization SA	64,005
963	[1]	Imax Corp.	12,143
1,829		Info Edge India Ltd.	65,026
13,700		Intouch Holdings Public Co. Ltd.	23,271
2,100		Konami Corp.	73,872
28,535	[1]	Liberty Media Group	965,054
19,725	[1]	Lions Gate Entertainment Corp.	157,208
676	[1]	Loral Space & Communications Ltd.	12,729
464	[1]	Netflix, Inc.	194,755
600		Nintendo Co. Ltd.	242,494
1,394		Proximus	29,170
7,590		Quebecor, Inc., Class B	166,866
32		SK Telecom Co. Ltd.	5,590
114,800		Singapore Press Holdings Ltd.	104,267
2,200		Square Enix Holdings Co. Ltd.	106,845
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Communication Services—continued
11,148	[1]	T-Mobile USA, Inc.	$1,115,246
5,404	[1]	Take-Two Interactive Software, Inc.	735,863
616	[1]	TechTarget, Inc.	16,934
303		Tegna, Inc.	3,551
6,447		Telenet Group Holding NV	264,797
230,310		Telstra Corp. Ltd.	494,919
32,100		Tencent Holdings Ltd.	1,710,976
98,877		Tim Participacoes S.A.	252,367
4,343		Verizon Communications, Inc.	249,201
23,706		Vivendi SA	539,718
2,602	[1]	Vonage Holdings Corp.	25,057
785	[1]	Yelp, Inc.	17,066
5,483	[1]	Zillow Group, Inc.	317,959
172,172	[1]	Zynga, Inc.	1,575,374
		TOTAL	18,746,442
		Consumer Discretionary—8.1%
3,400		ABC-Mart, Inc.	206,793
372		Aaron’s, Inc.	13,731
4,176		Adidas AG	1,095,083
37	[1]	Adtalem Global Education, Inc.	1,238
9,766	[1]	Alibaba Group Holding Ltd., ADR	2,025,371
940	[1]	Altus San Nicolas, Corp.	5
1,927	[1]	Amazon.com, Inc.	4,706,447
262	[1]	America’s Car-Mart, Inc.	20,847
214	[1]	Asbury Automotive Group, Inc.	15,468
3,978		Berkeley Group Holdings PLC	202,131
7,987		Block (H&R), Inc.	135,779
226		Bluegreen Vacations Corp.	985
71	[1]	Booking Holdings, Inc.	116,399
505	[1]	Boot Barn Holdings, Inc.	10,847
131		Brinker International, Inc.	3,452
6,504		Burberry Group PLC	120,797
6,534		Canadian Tire Corp. Ltd.	558,179
889		Carriage Services, Inc.	16,642
10,400		Casio Computer Co. Ltd.	183,373
30	[1]	Cavco Industries, Inc.	5,706
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
28,404		Compass Group PLC	$417,529
904	[1]	CROCs, Inc.	25,900
17,492		D. R. Horton, Inc.	967,308
397	[1]	Deckers Outdoor Corp.	72,464
2,202	[1]	Denny’s Corp.	23,881
5,800		Denso Corp.	222,633
381		Dine Brands Global, Inc.	17,294
15,701		Dollarama, Inc.	532,318
11,567		eBay, Inc.	526,761
706	[1]	Everi Holdings, Inc.	4,384
74,494		Extended Stay America, Inc.	856,681
200		Fast Retailing Co. Ltd.	112,528
3,746		Faurecia	145,054
10,700		Feng Tay Enterprise Co. Ltd.	64,614
2,640		Fiat Chrysler Automobiles NV	23,414
21,511		Ford Motor Co.	122,828
32,000		Formosa Taffeta Co.	36,479
2,333	[1]	Frontdoor, Inc.	106,501
18,236		Gentex Corp.	482,160
73	[1]	Gentherm, Inc.	2,971
9,189		Gildan Activewear, Inc.	127,472
314,000	[1]	Gome Electrical Appliances Holdings Ltd.	39,024
168,500		Great Wall Motor Company Limited	107,047
262		Group 1 Automotive, Inc.	16,490
111,073		Harvey Norman Holdings Ltd.	241,674
148	[1]	Helen of Troy Ltd.	26,924
10,536		Hennes & Mauritz AB, Class B	159,914
8,473		Home Depot, Inc.	2,105,371
24,000		Honda Motor Co., Ltd.	620,877
314		Hyundai Mobis	50,380
12,700		Iida Group Holdings Co. Ltd.	188,791
14,321		Industria de Diseno Textil SA	400,325
47,148		International Game Technology PLC	397,458
21,200		JTEKT Corp.	171,313
448		Jack in the Box, Inc.	30,025
182		Johnson Outdoors, Inc., Class A	14,125
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
193	[1]	Just Eat Takeaway	$21,015
5,951		Kangwon Land, Inc.	116,608
7,400		Koito Manufacturing Co. Ltd.	313,826
554		LCI Industries	54,807
2,795		LVMH Moet Hennessy Louis Vuitton SA	1,170,435
549		La-Z-Boy, Inc.	14,120
2,097	[1]	Laureate Education, Inc.	20,404
820		Lotte Shopping Co. Ltd.	59,123
5,972		Lowe’s Cos., Inc.	778,450
187		M.D.C. Holdings, Inc.	6,356
10,799		Magna International, Inc.	455,380
552		Marine Products Corp.	6,210
665		Marriott Vacations Worldwide Corp.	59,737
19,300		Mazda Motor Corp.	123,601
300		McDonald’s Holdings Co. (Japan), Ltd.	15,958
418	[1]	Meritage Corp.	29,051
2,031		Michelin, Class B	205,806
14,000		Mitsubishi Motors Corp.	39,546
7,940		Moncler S.p.A	296,522
75	[1]	Murphy USA, Inc.	8,708
95	[1]	NVR, Inc.	306,053
1,320		Naspers Ltd., Class N	209,888
6,580		Next PLC	397,072
14,800		Nikon Corp.	136,122
9,372		Office Depot, Inc.	23,149
68		Page Industries Ltd.	16,743
61,600		Panasonic Corp.	551,254
368	[1]	Perdoceo Education Corp.	5,991
3,631		Persimmon PLC	103,390
41,607		Petrobras Distribuidora SA	168,727
19,860		Peugeot SA	284,269
99,000		Pou Chen Corp.	97,571
187	[1]	RH	40,558
924		Rent-A-Center, Inc.	23,525
800		Rinnai Corp.	67,375
3,315	[1]	Rubicon Project, Inc./The	20,785
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
24,000		Ruentex Industries Ltd.	$52,239
775	[1]	SeaWorld Entertainment, Inc.	13,997
4,500		Sega Sammy Holdings, Inc.	58,687
13,600		Sekisui House Ltd.	259,291
3,900		Shimamura Co. Ltd.	274,535
164		Shoe Carnival, Inc.	4,262
8,684		Sodexo SA	585,868
103		Sonic Automotive, Inc.	2,707
404		Standard Motor Products, Inc.	17,190
6,300		Subaru Corp.	139,216
7,000		Suzuki Motor Corp.	243,646
376	[1]	Taylor Morrison Home Corp.	7,268
434	[1]	Tesla, Inc.	362,390
24,261		The Wendy’s Co.	515,789
16,366		Titan Industries Ltd.	192,847
177	[1]	TopBuild Corp.	20,300
15,200		Toyoda Gosei Co. Ltd.	325,334
1,037		Twin River Worldwide Holdings, Inc.	21,684
1,493		V.F. Corp.	83,757
14,142	[1]	Vipshop Holdings Ltd., ADR	245,222
311		Volkswagen AG	48,965
238	[1]	WW International, Inc.	5,688
435		Wyndham Destinations, Inc.	13,833
2,882		Wyndham Hotels & Resorts, Inc.	132,370
38,200		Yamada Denki Co. Ltd.	185,874
16,000		Yamaha Motor Co.	231,290
2,376		Yum China Holding, Inc.	110,104
15,500		Zhongsheng Group Holdings	79,908
206	[1]	Zumiez, Inc.	5,020
		TOTAL	29,387,601
		Consumer Staples—5.4%
4,571		Alimentation Couche-Tard, Inc., Class B	143,088
2,653		Archer-Daniels-Midland Co.	104,289
1,737	[1]	Avenue Supermarts Ltd.	52,772
18,746		BIM Birlesik Magazalar AS	179,054
279	[1]	BJ’s Wholesale Club Holdings, Inc.	10,044
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
130		Barry Callebaut AG	$261,802
302		Bid Corp. Ltd.	4,272
3,197		Bunge Ltd.	124,747
391		Calavo Growers, Inc.	22,877
1,700		Calbee, Inc.	49,154
1,170		Carlsberg A/S, Class B	151,529
83,200		Charoen Pokphand Foods Public Co.,Ltd.	82,819
10,342		Clicks Group, Ltd.	137,622
333		Clorox Co.	68,681
30,161		Coca-Cola Amatil Ltd.	174,827
65		Coca-Cola Bottling Co.	15,823
1,301		Costco Wholesale Corp.	401,319
60,839		Davide Campari - Milano SpA	495,169
60,839	[1,2]	Davide Campari - Milano SpA, Rights	0
26,896		Diageo PLC	930,097
713	[1]	Edgewell Personal Care Co.	21,689
2,927		Empire Co. Ltd., Class A	66,242
1,628		Essity Aktiebolag	53,872
13,900		Fraser & Neave Holdings Bhd	104,194
8,280		George Weston Ltd.	598,125
24,369		Godrej Consumer Products Ltd.	201,437
2,800		Growell Holdings Co., Ltd.	234,688
15,434	[1]	Herbalife Ltd.	676,627
5,099		Hindustan Lever Ltd.	139,239
3,939		Hormel Foods Corp.	192,341
9,449		Imperial Brands PLC	171,746
60,700		Indofood CBP Sukses Makmur TBK PT	33,907
45,784		JBS S.A.	188,497
1,323		Kimberly-Clark Corp.	187,125
17,602		Kimberly-Clark de Mexico	27,402
200		Kobayashi Pharmaceutical Co. Ltd.	17,819
114		Korea Tobacco & Ginseng Corp.	7,735
14,398		Kraft Heinz Co./The	438,707
5,074		L’Oreal SA	1,481,554
12,800		Lion Corp.	292,828
17,561		Loblaw Cos. Ltd.	869,345
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
50,441	[1]	Marico Ltd.	$229,966
8,329		Metro, Inc., Class A	347,352
14,626	[1]	Monster Beverage Corp.	1,051,756
1,116		Nestle India Ltd.	259,398
10,272		Nestle S.A.	1,112,143
1,588		Orkla ASA	14,300
43,200		PT Gudang Garam Tbk	144,270
53,000		PT Indofood Sukses Makmur	20,916
1,329	[1]	Performance Food Group Co.	35,418
3,800		Perlis Plantations Bhd	15,207
659		Philip Morris International, Inc.	48,344
8,789		Pick’n Pay Stores Ltd.	26,812
39,112	[1]	Pilgrim’s Pride Corp.	808,445
3,700		Pola Orbis Holdings, Inc.	72,031
7,526		Procter & Gamble Co.	872,414
2,448	[1]	Raia Drogasil S.A.	50,205
65		Sanderson Farms, Inc.	8,581
225		Sanfilippo (John B. & Sons), Inc.	19,562
1,800		Seven & I Holdings Co. Ltd.	61,617
5,700		Sundrug Co. Ltd.	192,045
5,200		Suntory Beverage and Food Ltd.	212,492
20,000		Tingyi (Cayman Isln) Hldg Co.	34,431
4,100		Toyo Suisan Kaisha Ltd.	213,925
700		Tsuruha Holdings, Inc.	103,451
9,673		Tyson Foods, Inc., Class A	594,309
4,544	[1]	US Foods Holding Corp.	86,972
141	[1]	USANA Health Sciences, Inc.	11,946
18,124		Unilever PLC	972,519
243		Universal Corp.	10,707
4,953		Vector Group Ltd.	56,613
56		WD 40 Co.	10,744
122,749		Wal-Mart de Mexico SAB de C.V.	307,225
6,786		WalMart, Inc.	841,871
22,343		Woolworth’s Ltd.	523,289
2,400		Yakult Honsha Co. Ltd.	147,049
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
31,400		Yamazaki Baking Co. Ltd.	$561,854
		TOTAL	19,495,283
		Energy—1.7%
210		Arch Resources, Inc.	6,922
606,100		Banpu Public Co. Ltd.	118,623
1,225		CVR Energy, Inc.	24,990
489		Cactus, Inc.	9,330
10,222		Chevron Corp.	937,357
68,000		China Oilfield Services Ltd.	59,479
23,365		Coal India Ltd.	43,516
5,647		ConocoPhillips	238,190
1,363		DHT Maritime, Inc.	8,096
1,925		Exxaro Resources Ltd.	13,644
1,962	[1]	Frank’s International N.V.	4,415
29,147		Imperial Oil Ltd.	455,352
288		International Seaways, Inc.	6,532
6,187		Marathon Petroleum Corp.	217,411
731	[1]	Matrix Services Co.	8,056
9,393		National Oilwell Varco, Inc.	117,131
9,379		Neste Oyj	379,990
2,549	[1]	Nextier Oilfield Solutions, Inc.	7,392
1,653		Nordic American Tankers Ltd.	7,554
962		OMV AG	31,889
5,001		PBF Energy, Inc.	53,111
14,900		PTT Exploration and Production Public Co.	39,126
198,700		PTT Public Co. Ltd.	223,252
72,127		Petronet LNG Ltd.	243,490
13,451		Phillips 66	1,052,675
5,976		Reliance Industries Ltd.	116,730
398	[1]	Reliance Industries Ltd., Rights	1,174
31,299		Tatneft	241,183
401		Teekay Tankers Ltd., Class A	6,969
21,076		Total S.A.	792,426
293		Tupras Turkiye Petrol Rafinerileri A.S.	3,686
9,601		Valero Energy Corp.	639,811
1,685		World Fuel Services Corp.	42,934
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Energy—continued
60,000		Yanzhou Coal Mining Co. Ltd., Class H	$45,988
		TOTAL	6,198,424
		Financials—10.2%
1,466		1st Source Corp.	50,709
41,356		3i Group PLC	423,790
15,900		AEON Financial Service Co. Ltd.	179,335
12,443		AXA SA	227,710
14,330		Admiral Group PLC	414,346
88,025		Aegon NV	236,622
13,776		Aflac, Inc.	502,411
7,930		Ageas	271,637
723,000		Agricultural Bank of China	293,838
8,111		Allianz SE	1,471,763
8,147		Ally Financial, Inc.	142,084
655		Amalgamated Bank	7,356
1,764		American Equity Investment Life Holding Co.	38,261
3,281		American Express Co.	311,925
4,211		Ameriprise Financial, Inc.	589,835
446		Ares Commercial Real Estate Corp.	3,323
1,862		Artisan Partners Asset Management, Inc.	53,942
751	[1]	AssetMark Financial Holdings, Inc.	20,052
213		Assicurazioni Generali SpA	2,966
26,522		Australia & New Zealand Banking Group, Melbourne	312,001
34,085		BB Seguridade Participacoes SA	161,473
29,731		BS Financial Group, Inc.	122,340
36,017		B3 SA - Brasil Bolsa Balcao	307,437
296		Bajaj Finance Ltd.	7,563
95		BancFirst Corp.	3,621
6,398	[1]	Banco BTG Pactual SA	58,557
418,089		Banco de Chile	35,525
99,930		Banco de Oro	197,968
1,742,622		Banco Santander Chile SA	70,976
680		BancorpSouth Bank	15,116
16,257		Bank Hapoalim BM	100,726
51,008		Bank Leumi Le-Israel	272,513
64,620		Bank of America Corp.	1,558,634
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
202,000		Bank of Communications Ltd.	$123,381
421		Bank of Marin Bancorp	14,167
19,256		Bank of New York Mellon Corp.	715,745
628		Bank Pekao SA	8,267
910		Bank Zachodni WBK S.A.	36,942
5,530		Bendigo & Adelaide Bank Ltd.	22,431
1,576	[1]	Berkshire Hathaway, Inc., Class B	292,474
541	[1]	Blucora, Inc.	6,573
844	[1]	Brighthouse Financial, Inc.	25,075
1,599		Brightsphere Investment Group, Inc.	13,352
868		CBTX, Inc.	17,725
46,518		CI Financial Corp.	551,384
146		CNA Financial Corp.	4,414
19,924		CNP Assurances	210,523
171		Camden National Corp.	5,735
188	[1]	Cannae Holdings, Inc.	6,924
12,491		Capital One Financial Corp.	849,888
1,112		Cathay Bancorp, Inc.	30,235
10,684		Challenger Financial Sevices Group Ltd.	35,115
220,180		Chang Hwa Bank	137,989
489,000		China CITIC Bank Corp. Ltd.	213,263
346,000		China Construction Bank Corp.	273,330
77,000		China Everbright Bank Co. Ltd.	31,281
266,000		China Galaxy Securities Co.	128,201
449,000		China Huarong Asset Management Co. Ltd.	45,925
102,400		China Insurance International Holdings Co. Ltd.	152,690
23,200		China International Capital Corp. Ltd.	37,705
135,000		China Life Insurance Co. Ltd.	255,408
72,000		China Merchants Bank Co. Ltd.	338,828
174,000		China Minsheng Banking Corp. Ltd.	121,642
40,800		China Pacific Insurance Group Co. Ltd.	113,228
361		City Holding Co.	22,707
168		Cohen & Steers, Inc.	10,676
39,900		Concordia Financial Group Ltd.	130,534
9,987,698		Corpbanca	23,210
7,600		DBS Group Holdings Ltd.	105,123
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
19,941		DNB Bank ASA	$272,566
4,198		Deutsche Boerse AG	691,748
6,894		Discover Financial Services	327,534
204		Dongbu Insurance Co. Ltd.	7,165
12,706		E*Trade Financial Corp.	578,631
323,698		E.Sun Financial Holding Co. Ltd.	287,746
654		Eagle Bancorp, Inc.	21,163
11,266		East West Bancorp, Inc.	393,747
630		Employers Holdings, Inc.	18,831
2,503	[1]	Enova International, Inc.	35,417
1,879		Erste Group Bank AG	41,449
897		Essent Group Ltd.	29,646
8,955		Exor NV	484,806
112,000		Far East Horizon	99,287
861		Farmers National Banc Corp.	10,117
2,333		Fidelity National Financial, Inc.	74,423
3,319		First BanCorp	18,155
501		First Bancorp, Inc.	12,735
1,969		First Financial Bankshares, Inc.	60,330
47,517		FirstRand Ltd.	109,112
11,442		Gjensidige Forsikring ASA	208,138
153		Great Southern Bancorp, Inc.	6,206
1,128		Great-West Lifeco, Inc.	18,368
51,370		Grupo Financiero Banorte S.A. de C.V.	156,488
322		HDFC Asset Management Co Ltd	10,775
66,400		Haitong Securities Co. Ltd.	50,419
3,245		Hannover Rueckversicherung SE	520,663
17,961		Hargreaves Lansdown PLC	408,640
66,500		Hong Leong Bank Berhad	208,487
2,400		Hong Leong Credit Berhad	7,400
565		Houlihan Lokey, Inc.	34,171
1,185		Housing Development Finance Corp. Ltd.	26,041
130,000		Hua Nan Financial Holdings Co. Ltd.	84,316
6,851		Hyundai Marine & Fire Insurance Co.	134,363
14,663		ICICI Lombard General Insurance Co. Ltd.	252,378
19,199		IGM Financial, Inc.	455,974
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
29,320		IRB Brasil Resserguros S/A	$45,604
5,920		iA Financial Corp., Inc.	189,056
495		Iberiabank Corp.	20,993
98,000		Industrial & Commercial Bank of China	63,583
25,045		Industrial Bank of Korea	167,975
4,720		Intact Financial Corp.	450,591
720		International Bancshares Corp.	22,162
4,636		Investors Bancorp, Inc.	40,240
4,787		Israel Discount Bank	15,344
9,136		JPMorgan Chase & Co.	889,024
3,750		KB Financial Group, Inc.	103,335
891		KBC Groupe	46,796
42		Komercni Banka A.S.	901
73,898		Korea Life Insurance Co., Ltd.	91,325
2,406		LPL Investment Holdings, Inc.	171,764
925		Ladder Capital Corp.	7,354
86,986		Legal & General Group PLC	214,875
4,333		London Stock Exchange Group PLC	431,408
618		Luther Burbank Corp.	6,353
99,886		Medibank Private Ltd.	188,576
23,509		MetLife, Inc.	846,559
71,000		Metro Pacific Corp.	4,058
4,197		Mizrahi Tefahot Bank Ltd.	83,029
28,904		Morgan Stanley	1,277,557
1,224	[1]	Mr. Cooper Group, Inc.	13,648
5,060		Muenchener Rueckversicherungs-Gesellschaft AG	1,148,810
915	[1]	NMI Holdings, Inc.	14,059
34,905		NN Group NV	1,081,936
966		National General Holdings Corp.	19,610
66		National Western Life Insurance Co., Class A	12,931
12,300		New China Life Insurance Co. Ltd.	38,429
71,519		Nordea Bank Abp	485,359
13,700		ORIX Corp.	181,977
2,405		OTP Bank RT	80,110
5,784		Onex Corp.	271,420
2,700		Oversea-Chinese Banking Corp. Ltd.	16,416
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
202,000		PICC Property and Casualty Co., Ltd., Class H	$176,587
5,266		PNC Financial Services Group	600,535
172,600		PT Bank Central Asia	307,094
16,900		PT Bank Rakyat Indonesia Tbk	3,421
11		Pacific Premier Bancorp, Inc.	238
709,000		People’s Insurance, Co. (Group) of China Ltd.	213,894
382		People’s Utah Bancorp	9,462
49,500		Ping An Insurance (Group) Co. of China Ltd.	491,447
402,000		Postal Savings Bank of China Co. Ltd.	257,069
22,152		Powszechna Kasa Oszczednosci Bank Polski SA	123,688
1,877		Powszechny Zaklad Ubezpieczen SA	14,018
296		Preferred Bank Los Angeles, CA	11,121
1,137		Principal Financial Group, Inc.	43,911
346	[1]	ProSight Global, Inc.	3,066
1,209		QCR Holdings, Inc.	36,717
300		RBB Bancorp	3,849
29,700		RHB Capital Berhad	32,702
53,247		RMB Holdings Ltd.	161,127
2,594		Radian Group, Inc.	41,193
186		Republic Bancorp, Inc.	5,961
318		Samsung Fire & Marine Insurance	46,970
3,479		Samsung Life Insurance Co., Ltd.	128,783
11,780		Scor SA	291,649
1,180		Selective Insurance Group, Inc.	61,891
890,528		Shin Kong Financial Holdings Co. Ltd.	247,713
12,101		Shinhan Financial Group Co. Ltd.	295,575
1,778		Simmons 1st National Corp., Class A	30,493
15,600		Singapore Exchange Ltd.	91,859
25,451		Standard Bank Group Ltd.	147,911
157		Stifel Financial Corp.	7,490
3,062		Sun Life Financial Services of Canada	105,036
19,732		Svenska Handelsbanken AB	187,440
19,151		Swedbank AB	240,765
987		Swiss Life Holding AG	348,265
7,510		Swiss Re AG	511,233
8,487		Synchrony Financial	172,880
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
4,227		TRYG A/S	$118,655
678,100		Taiwan Business Bank	239,719
405,401		Taiwan Cooperative Financial Holding Co. Ltd.	275,784
1,371		The Bank of NT Butterfield & Son Ltd.	33,494
724		The First of Long Island Corp.	11,055
8,304		The Travelers Cos., Inc.	888,362
248		United Bankshares, Inc.	7,212
813		United Community Banks, Inc.	15,894
30,400		United Overseas Bank Ltd.	421,086
109		Virtus Investment Partners, Inc.	10,135
172		Walker & Dunlop, Inc.	6,966
1,198		Washington Federal, Inc.	30,980
29,706		Wells Fargo & Co.	786,318
1,409		Wendel SA	129,696
279		Zurich Insurance Group AG	90,268
		TOTAL	36,997,724
		Health Care—7.7%
621	[1]	AMN Healthcare Services, Inc.	27,548
9,856	[1,2]	Achillion Pharmaceuticals, Inc.	4,534
133	[1]	Addus Homecare Corp.	13,162
17,100		Alfresa Holdings Corp.	345,098
354	[1]	Amedisys, Inc.	67,986
7,798		AmerisourceBergen Corp.	743,461
11,402	[1]	Amneal Pharmaceuticals, Inc.	55,528
210	[1]	Amphastar Pharmaceuticals, Inc.	3,914
1,874		Anthem, Inc.	551,162
3,075	[1]	Antigenics, Inc.	11,470
1,983	[1]	Arcus Biosciences, Inc.	62,167
837		AstraZeneca PLC	88,993
11,005		Baxter International, Inc.	990,560
3,375	[1]	BeyondSpring, Inc.	57,375
3,096	[1]	Bio-Rad Laboratories, Inc., Class A	1,521,127
1,719	[1]	BioDelivery Sciences International, Inc.	8,217
4,000	[1]	BioMarin Pharmaceutical, Inc.	426,200
158	[1]	BioTelemetry, Inc.	7,454
624	[1]	Bioxcel Therapeutics, Inc.	29,053
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
815		CIGNA Corp.	$160,816
164		CONMED Corp.	12,039
3,820	[1]	Calithera Biosciences, Inc.	22,232
3,878		Cardinal Health, Inc.	212,088
280	[1]	Cardiovascular Systems, Inc.	10,842
5,045	[1]	Catalyst Pharmaceutical Partners, Inc.	21,744
412	[1]	Celltrion, Inc.	71,258
936	[1]	ChemoCentryx, Inc.	58,397
829	[1]	Clovis Oncology, Inc.	5,737
1,773		Coloplast A.S., Class B	297,413
515	[1]	Constellation Pharmaceuticals, Inc.	18,298
705	[1]	Corvel Corp.	47,862
15	[1]	Davita, Inc.	1,214
4,700		Eisai Co. Ltd.	368,434
365		Ensign Group, Inc.	15,958
21,427	[1]	Exelixis, Inc.	529,461
2,661		Fresenius Medical Care AG & Co. KGaA	222,317
843	[1]	Fulcrum Therapeutics, Inc.	16,784
177	[1]	Genmab A/S	54,529
53,291		GlaxoSmithKline PLC	1,103,641
407	[1]	Globus Medical, Inc.	22,243
3,956		HCA Healthcare, Inc.	422,896
355	[1]	HMS Holdings Corp.	11,090
625	[1]	Haemonetics Corp.	68,550
1,306	[1]	Halozyme Therapeutics, Inc.	31,697
2,800		Hisamitsu Pharmaceutical Co., Inc.	141,259
2,608		Humana, Inc.	1,070,975
12,677	[1]	Immunogen, Inc.	59,328
14,297	[1]	Incyte Genomics, Inc.	1,457,007
93	[1]	Inogen, Inc.	3,534
220	[1]	Integer Holdings Corp.	17,420
8,166	[1]	Ionis Pharmaceuticals, Inc.	459,011
2,057		Johnson & Johnson	305,979
2,499		Koninklijke Philips NV	113,844
443	[1]	LHC Group, Inc.	71,992
33,094		Life Healthcare Group Holdings Pte Ltd.	34,742
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
249	[1]	Livongo Health, Inc.	$14,923
440	[1]	MacroGenics, Inc.	8,466
543	[1]	Magellan Health, Inc.	40,720
4,343	[1]	Magenta Therapeutics, Inc.	38,392
7,789		McKesson Corp.	1,235,881
25,900		Medipal Holdings Corp.	514,090
495	[1]	Medpace Holdings, Inc.	45,946
26,677		Merck & Co., Inc.	2,153,367
2,724	[1]	Mersana Therapeutics, Inc.	61,671
1,131	[1]	Moderna, Inc.	69,556
2,779	[1]	NGM Biopharmaceuticals, Inc.	54,830
572	[1]	Natus Medical, Inc.	12,241
316	[1]	NextGen Healthcare, Inc.	3,261
21,153		Novartis AG	1,833,745
11,555		Novo Nordisk A/S	753,350
427	[1]	Odonate Therapeutics, Inc.	13,950
410	[1]	Omnicell, Inc.	27,433
23,597	[1]	Opko Health, Inc.	53,801
95	[1]	OraSure Technologies, Inc.	1,381
6,025	[1]	Organogenesis Holdings, Inc.	24,883
2,654		Orion Oyj	142,030
157	[1]	Orthofix Medical, Inc.	5,351
165		Patterson Cos., Inc.	3,249
341	[1]	PetIQ, Inc.	10,462
241	[1]	Precigen, Inc.	530
4,799	[1]	Precision Biosciences, Inc.	33,641
1,733	[1]	Progenics Pharmaceuticals, Inc.	7,357
158	[1]	Progyny, Inc.	3,944
318	[1]	Providence Service Corp.	25,599
6,728	[1]	Qiagen NV	293,670
629	[1]	RAPT Therapeutics, Inc.	11,498
530	[1]	R1 RCM, Inc.	5,623
2,425		Recordati SPA	110,530
2,422	[1]	Regeneron Pharmaceuticals, Inc.	1,484,226
1,445	[1]	Retrophin, Inc.	22,665
2,788		Roche Holding AG	967,781
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
3,791	[1]	Rubius Therapeutics, Inc.	$24,452
3,026		Sanofi	295,112
3,700		Shionogi and Co.	218,622
6,876	[1]	Siga Technologies, Inc.	41,187
287		Simulations Plus, Inc.	14,542
26,800		Sinopharm Group Co. Ltd.	66,190
502		Sonova Holding AG	110,341
94	[1]	Staar Surgical Co.	3,647
312	[1]	SurModics, Inc.	11,538
6,800		Suzuken Co. Ltd.	247,241
237	[1]	Tactile Systems Technology, Inc.	11,483
1,300		Taisho Pharmaceutical Holdings Co. Ltd.	82,585
281	[1]	Tandem Diabetes Care, Inc.	23,365
8	[1]	Teladoc, Inc.	1,392
2,132	[1]	Teva Pharmaceutical Industries Ltd., ADR	26,714
492	[1]	Triple-S Management Corp., Class B	9,791
386		UCB SA	38,689
1,604	[1]	UNITY Biotechnology, Inc.	13,121
7,787		UnitedHealth Group, Inc.	2,373,867
4,313	[1]	Vanda Pharmaceuticals, Inc.	50,548
5,905	[1]	Vertex Pharmaceuticals, Inc.	1,700,404
589	[1]	Zynex, Inc.	11,427
		TOTAL	28,023,941
		Industrials—7.6%
95,204		ADT, Inc.	674,044
664		AZZ, Inc.	21,022
13,169		Adecco Group AG	627,901
127,600		Airports of Thailand Public Co. Ltd.	250,343
198		Albany International Corp., Class A	11,939
58,041		Alfa, S.A. de C.V., Class A	30,781
75		Allegiant Travel Co.	7,991
11,112		Allison Transmission Holdings, Inc.	419,145
28,800		Amada Co. Ltd.	257,174
62	[1]	American Woodmark Corp.	3,891
6,006		Ametek, Inc.	550,810
435		Andritz AG	16,346
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
153		Apogee Enterprises, Inc.	$3,159
674		Applied Industrial Technologies, Inc.	39,092
73		Arcosa, Inc.	2,786
15,190		Ashtead Group PLC	452,085
1,139	[1]	Atkore International Group, Inc.	30,571
115,344		Aurizon Holdings Ltd.	362,798
293	[1]	Avis Budget Group, Inc.	6,308
262	[1]	BMC Stock Holdings, Inc.	6,857
22,500		BOC Aviation Ltd.	124,444
126,200		BTS Group Holdings PCL	48,297
965	[1]	Builders Firstsource, Inc.	20,082
1,080	[1]	CBIZ, Inc.	24,462
971		CIMIC Group Ltd.	16,170
553		CSW Industrials, Inc.	39,573
7,658		CSX Corp.	548,160
248		Cheil Jedang Corp.	18,455
261,500	[1]	China COSCO Holdings Co. Ltd., Class H	66,344
37,000		China Lesso Group Holdings Ltd.	45,042
203,000		China Railway Construction Corp. Ltd.	182,067
397,000		China Railway Group Ltd.	217,376
329	[1]	Cimpress PLC	29,653
243,000		Citic Pacific Ltd.	232,925
525		Comfort Systems USA, Inc.	19,425
1,259		Curtiss Wright Corp.	126,278
2,890		DSV Panalpina A/S	306,522
16,600		Dai Nippon Printing Co. Ltd.	377,704
1,700		Daifuku Co.	132,347
97		Dassault Aviation SA	82,918
12,210	[1]	Delta Air Lines, Inc.	307,814
439		Deluxe Corp.	10,242
493		Dover Corp.	47,944
903		Eiffage SA	82,610
9,496	[1]	Embraer - Empresa Brasileira de Aeronautica S/A	12,723
465		Emcor Group, Inc.	29,551
482		Encore Wire Corp.	23,276
14,818		Experian PLC	517,355
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
343		Exponent, Inc.	$25,464
270	[1]	FTI Consulting, Inc.	32,524
76,000		Far Eastern New Century Corp.	68,168
387		Federal Signal Corp.	11,277
7,375		Ferguson PLC	582,524
1,046	[1]	Foundation Building Materials, Inc.	13,933
56	[1]	Franklin Covey Co.	1,193
274	[1]	GMS, Inc.	5,614
40,100		Gamuda BHD	36,044
11,873		Genivar Income Fund	766,267
2,270	[1]	Great Lakes Dredge & Dock Corp.	21,043
18,654		Grupo Aeroportuario del Pacifico SA, Class B	124,167
6,886		Han Wha	112,169
757		Hawaiian Holdings, Inc.	10,923
10,641		Honeywell International, Inc.	1,551,990
399	[1]	Hub Group, Inc.	18,661
587		Insperity, Inc.	30,430
595		Insteel Industries, Inc.	10,502
10,573		InterGlobe Aviation Ltd.	135,055
2,640		International Container Terminal Services, Inc.	4,579
7,810		Intertek Group PLC	533,494
14,000		JGC Holdings Corp.	150,862
32,681	[1]	Jet Blue Airways Corp.	329,098
580		KForce Com, Inc.	17,516
24,700		Kajima Corp.	280,423
515		Koc Holding A.S.	1,221
32		Kone Corp. OYJ, Class B	2,148
3,351		Kuehne & Nagel International AG	484,345
1,283		LG Corp.	65,590
18,434		Latam Airlines Group SA	19,807
324	[1]	Lawson Products, Inc.	10,063
4,691		Lotte Corp.	130,274
7,900		MISC Bhd	15,117
283		MOOG, Inc., Class A	15,364
1,663	[1]	MRC Global, Inc.	9,845
502	[1]	MYR Group, Inc.	14,463
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
96,300		Marubeni Corp.	$468,305
423	[1]	Masonite International Corp.	28,079
310	[1]	Mastec, Inc.	12,136
2,109	[1]	Meritor, Inc.	42,981
340		Miller Herman, Inc.	7,827
173		Miller Industries, Inc.	5,126
5,500		Misumi Corp.	146,218
73,800		Mitsubishi Electric Corp.	973,040
1,021		Mueller Industries, Inc.	27,342
148,000		NWS Holdings Ltd.	116,524
1,900		Nippon Express Co. Ltd.	97,794
17,800		Obayashi Corp.	164,906
3,966		Parker-Hannifin Corp.	713,761
109		Patrick Industries, Inc.	5,654
8,400		Persol Holdings Co. Ltd.	111,266
488		Primoris Services Corp.	8,145
1,894		Quanex Building Products Corp.	23,486
7,710		Raytheon Technologies Corp.	497,449
15,406		Relx PLC	357,832
183		Resources Connection, Inc.	2,011
1,587		Rexnord Corp.	47,769
3,889		Roper Technologies, Inc.	1,531,488
174		Rush Enterprises, Inc.	7,242
6,600		SG Holdings Co. Ltd.	215,352
50		SGS SA	117,774
8,744		SKF Ab, Class B	161,182
506	[1]	SPX Corp.	20,230
1,424		Safran SA	136,621
106	[1]	Saia, Inc.	11,495
15,323		Sandvik AB	255,006
8,029		Schneider Electric SA	800,989
1,700		Secom Co. Ltd.	147,357
18,870		Securitas AB, Class B	250,999
86,000		Shanghai Industrial Holdings Ltd.	134,181
33,200		Shimizu Corp.	281,282
76,700		Sime Darby BHD	36,945
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
25,500		Sinotruk Hong Kong Ltd.	$62,213
14,327		Skanska AB, Class B	287,400
926		SkyWest, Inc.	29,697
8,594		Southwest Airlines Co.	275,867
124	[1]	Spirit Airlines, Inc.	1,606
1,094		Steelcase, Inc., Class A	12,669
9,008	[1]	Stericycle, Inc.	493,909
431		Systemax, Inc.	9,047
6,700		Taisei Corp.	232,827
3,141	[1]	Teledyne Technologies, Inc.	1,175,111
618		Tetra Tech, Inc.	48,760
5,951		Thomson Reuters Corp.	398,592
46,700		Toppan Printing Co. Ltd.	799,715
4,800		Toshiba Corp.	131,313
10,200		Toto Ltd.	404,121
13,500		Toyota Tsusho Corp.	342,565
183	[1]	Trex Co., Inc.	21,982
1,445	[1]	TriMas Corp.	34,174
110	[1]	TrueBlue, Inc.	1,701
413		UFP Industries, Inc.	18,886
164		Unifirst Corp.	29,487
1,549		Union Pacific Corp.	263,113
6,983	[1]	United Airlines Holdings, Inc.	195,803
133		Universal Truckload Services, Inc.	1,976
13,558		Volvo AB, Class B	192,758
31,466		Weg SA	246,655
143,000		Weichai Power Co. Ltd., Class H	249,585
226		Wolters Kluwer NV	18,058
17,700		Yamato Holdings Co. Ltd.	392,122
126,800		Zoomlion Heavy Industry Science and Technology Co., Ltd.	104,223
		TOTAL	27,548,688
		Information Technology—11.4%
2,174		ASML Holding N.V.	711,663
527	[1]	A10 Networks, Inc.	3,584
3,613	[1]	Adobe, Inc.	1,396,786
12,907		Amdocs Ltd.	803,590
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
1,798		American Software, Inc., Class A	$34,971
2,878	[1]	Amkor Technology, Inc.	30,449
452	[1]	Anixter International, Inc.	43,261
15,456		Apple, Inc.	4,914,081
3,698		Applied Materials, Inc.	207,754
1,431	[1]	Avalara, Inc.	153,203
1,243		Benchmark Electronics, Inc.	26,339
87		Blackbaud, Inc.	5,099
860	[1]	Box, Inc.	17,183
24,600		Brother Industries Ltd.	463,943
1,947	[1]	CGI, Inc., Class A	124,412
829		CSG Systems International, Inc.	39,253
10,385	[1]	Cadence Design Systems, Inc.	948,047
2,016		Capgemini SE	207,005
462		Cass Information Systems, Inc.	18,637
608	[1]	Cirrus Logic, Inc.	44,068
41,172		Cisco Systems, Inc.	1,968,845
3,116		Citrix Systems, Inc.	461,542
10,679	[1]	CommScope Holdings Co., Inc.	110,101
743	[1]	Commvault Systems, Inc.	30,062
254,000		Compal Electronics, Inc.	161,716
174		Constellation Software, Inc.	197,794
380	[1]	Cornerstone OnDemand, Inc.	14,687
68	[1]	Diodes, Inc.	3,308
2,364	[1]	Dynatrace Holdings LLC	90,943
321	[1]	Elastic N.V.	27,580
344	[1]	ePlus, Inc.	25,356
343	[1]	Exlservice Holding, Inc.	20,981
564	[1]	Fabrinet	36,062
244	[1]	Forescout Technologies, Inc.	5,756
4,224	[1]	Fortinet, Inc.	587,981
4,800		Fujitsu Ltd.	495,029
24,745		Halma PLC	715,222
476	[1]	Ichor Holdings Ltd.	10,829
45,947		Infosys Ltd.	421,144
602	[1]	Insight Enterprises, Inc.	30,859
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
36,840		Intel Corp.	$2,318,341
308		InterDigital, Inc.	16,931
8,100		Itochu Techno-Solutions Corp.	273,990
364	[1]	j2 Global, Inc.	28,501
411		KBR, Inc.	9,638
934		Kemet Corp.	25,246
669	[1]	Kimball Electronics, Inc.	9,493
963		Lam Research Corp.	263,544
1,799	[1]	Lattice Semiconductor Corp.	44,741
57,500		Legend Holdings Corp.	69,753
448,000		Lenovo Group Ltd.	244,191
145,000		Lite-On Technology Corp.	232,577
691		ManTech International Corp., Class A	53,718
422		Maximus, Inc.	30,392
971		Methode Electronics, Inc., Class A	30,441
33,947		Microsoft Corp.	6,220,788
127	[1]	MicroStrategy, Inc., Class A	15,809
1,912	[1]	Mobile Iron, Inc.	8,642
679		NIC, Inc.	16,337
96	[1]	Napco Security Technologies, Inc.	2,181
7,813		NortonLifeLock, Inc.	177,980
4,400		Omron Corp.	292,030
9,500		Otsuka Corp.	458,821
11	[1]	PC Connections, Inc.	476
680	[1]	Paylocity Corp.	88,403
15,582	[1]	PayPal Holdings, Inc.	2,415,366
3	[1]	Photronics, Inc.	36
20	[1]	Plexus Corp.	1,284
34,000		Powertech Technology, Inc.	109,988
1,552		Qualcomm, Inc.	125,526
246	[1]	Qualys, Inc.	28,369
415	[1]	Rapid7, Inc.	20,289
36,000	[1]	Renesas Electronics Corp.	187,231
2,242	[1]	RingCentral, Inc.	614,869
2,400		Rohm Co. Ltd.	161,801
6,645		SK Hynix, Inc.	438,757
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
168	[1]	SMART Global Holdings, Inc.	$4,499
483	[1]	SPS Commerce, Inc.	32,921
15,756		STMicroelectronics N.V.	389,413
35,274		Samsung Electronics Co. Ltd.	1,448,291
1,135		Samsung SDS Co. Ltd.	175,085
93	[1]	Sanmina Corp.	2,475
448	[1]	ScanSource, Inc.	11,043
391		Science Applications International Corp.	34,424
16,000	[1]	Semiconductor Manufacturing International Corp.	34,948
901	[1]	Semtech Corp.	47,915
3,308	[1]	ServiceNow, Inc.	1,283,272
4,452		Skyworks Solutions, Inc.	527,740
4,700		Sunny Opitcal Technology Group Co. Ltd.	62,806
468	[1]	Synaptics, Inc.	29,821
158,000		Synnex Technology International Corp.	233,821
9,039	[1]	Synopsys, Inc.	1,635,246
140,000		Taiwan Semiconductor Manufacturing Co. Ltd.	1,363,490
5,559		Tata Consultancy Services Ltd.	145,646
31	[1]	Tech Data Corp.	4,223
916	[1]	Tenable Holdings, Inc.	28,643
13,025		Texas Instruments, Inc.	1,546,589
2,000		Tokyo Electron Ltd.	399,814
525	[1]	Twilio, Inc.	103,740
518	[1]	Ultra Clean Holdings, Inc.	10,738
37,000		United Microelectronics Corp.	19,051
1,092		Vishay Intertechnology, Inc.	17,756
212	[1]	Vishay Precision Group, Inc.	5,007
8,000		Walsin Technology Corp.	49,852
1,154		Wirecard AG	121,661
11,000		Wistron Corp.	10,496
2,178	[1]	Workday, Inc.	399,511
315	[1]	Workiva, Inc.	14,030
801		XPERI Corp.	11,014
24,076		Xerox Holdings Corp.	382,327
30,000		Xinyi Solar Holdings Ltd.	21,891
15,981		Yageo Corp.	197,313
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
11,400		Yokogawa Electric Corp.	$164,507
10,400		ZTE Corp.	26,488
		TOTAL	41,643,112
		Materials—3.6%
177,601		Alumina Ltd.	173,796
13,495		Anglo American PLC	285,490
3,717		Anglogold Ltd.	90,829
15,000		Anhui Conch Cement Co. Ltd., Class H	113,101
66,000		Asia Cement Corp.	95,835
16,643		BHP Group PLC	326,397
20,850		Berger Paints India Ltd.	134,852
897		Boise Cascade Co.	30,525
819		CF Industries Holdings, Inc.	24,054
8,047		Cherepovets MK Severstal	106,712
210,000		China National Building Material Co. Ltd.	237,044
190,000		China Resources Cement Holdings Ltd.	240,000
17,318		Corteva, Inc.	472,955
6,819		Dow, Inc.	263,213
674		Ecolab, Inc.	143,279
1,274		Ems-Chemie Holdings Ag	945,402
41,806		Evraz PLC	146,966
5,246		FMC Corp.	516,259
5,107	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
1,194	[1]	Forterra, Inc.	10,531
90,030		Fortescue Metals Group Ltd.	826,076
143		Glatfelter (P.H.) Co.	2,204
36,635		Gold Fields Ltd.	284,700
29		Greif, Inc.	1,112
124		Hawkins, Inc.	5,320
6,906		Impala Platinum Holdings Ltd.	46,341
2,571	[1]	KGHM Polska Miedz SA	55,660
148		Kaiser Aluminum Corp.	10,619
9,491		Koninklijke DSM NV	1,218,108
99	[1]	Koppers Holdings, Inc.	1,640
682		Louisiana-Pacific Corp.	16,102
602		Materion Corp.	31,605
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—continued
29,400		Mitsubishi Gas Chemical Co., Inc.	$438,415
1,124		Myers Industries, Inc.	15,298
24,199		Newmont Corp.	1,414,915
7,200		Nitto Denko Corp.	390,035
1,187		Norilsk Nickel	375,344
3,714		Novolipetski Metallurgicheski Komb OAO	7,234
127,600		Petronas Chemicals BHD	185,234
3,010	[3]	Phosagro OAO, GDR	41,538
813		Polyus PJSC	134,975
4,315	[1]	Queen’s Road Capital Investment Ltd.	1,348
17,596		Rio Tinto PLC	943,160
571		Schnitzer Steel Industries, Inc., Class A	8,965
6,200		Showa Denko KK	148,396
3,941		Sika AG	677,195
238		Stepan Co.	23,124
1,879		Stora Enso Oyj, Class R	23,116
7,100		Taiheiyo Cement Corp.	168,094
15,000		Taiwan Cement Corp.	21,283
8,400		Teijin Ltd.	137,621
30,700		Tosoh Corp.	427,319
1,315		Tredegar Industries, Inc.	20,133
1,157		Trinseo SA	23,811
102	[1]	UFP Technologies, Inc.	4,611
11,023		UPM - Kymmene Oyj	319,216
552		Umicore SA	24,540
4,271		Va Stahl Ag	83,476
1,774		Valhi, Inc.	1,391
255		Verso Corp.	3,667
1,040		Warrior Met Coal, Inc.	14,643
422		Worthington Industries, Inc.	12,626
136,000		Zijin Mining Group Co. Ltd.	54,160
		TOTAL	13,001,610
		Real Estate—2.0%
2,000		Agile Group Holdings Ltd.	2,074
212		American Assets Trust, Inc.	5,548
5,103		American Tower Corp.	1,317,442
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Real Estate—continued
35,700	Ascendas Real Estate Investment Trust	$79,417
13,179	Brixmor Property Group, Inc.	147,078
112,000	CIFI Holdings Group Co. Ltd.	80,956
3,600	CapitaLand Commercial Trust Ltd.	4,478
66,900	CapitaLand Mall Trust	96,548
2,072	CareTrust REIT, Inc.	38,601
4,659	CatchMark Timber Trust, Inc.	36,573
61,000	China Aoyuan Group Ltd.	65,370
4,000	China Resources Bejing Land	15,922
8,100	China Vanke Co. Ltd.	26,531
835	CoreCivic, Inc.	10,045
2,325	Corepoint Lodging, Inc.	9,207
227,000	Country Garden Holdings Co.	283,431
427	Crown Castle International Corp.	73,512
2,100	Daito Trust Construction Co. Ltd.	222,026
2,594	DiamondRock Hospitality Co.	15,538
2,019	Easterly Government Properties, Inc.	50,616
115	EastGroup Properties, Inc.	13,369
16,845	Equity Residential Properties Trust	1,020,133
714	Essential Properties Realty Trust, Inc.	9,739
130	Essex Property Trust, Inc.	31,560
113,000	Evergrande Real Estate Group Limited	238,064
7,850	Fibra Uno Administracion SA	6,022
714	First Industrial Realty Trust	27,046
150,000	Franshion Properties of China Ltd.	104,249
3,068	Front Yard Residential Corp.	23,010
1,037	Geo Group, Inc.	12,423
199	Global Medical REIT, Inc.	2,133
128,900	Henderson Land Development Co. Ltd.	462,989
107,000	Kaisa Group Holdings Ltd.	39,292
1,333	Kite Realty Group Trust	12,930
4,741	Lexington Realty Trust	46,083
1,051	Life Storage, Inc.	102,452
28,000	Logan Property Holdings Co .Ltd.	41,869
3,500	Longfor Properties	16,001
4,197	Mid-American Apartment Communities, Inc.	488,363
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Real Estate—continued
1,438		Monmouth Real Estate Investment Corp.	$18,665
593		National Storage Affiliates Trust	17,796
8,190		New Senior Investment Group, Inc.	23,751
1,709		Newmark Group, Inc.	7,263
1,649		Physicians Realty Trust	28,478
826		RLJ Lodging Trust	8,516
7,266		Retail Properties of America, Inc.	39,382
248		Retail Value, Inc.	2,874
64,900		Robinson’s Land Corp., Class B	18,968
290,993		Scentre Group	427,404
242,000		Seazen Group Ltd.	225,026
202,000		Shenzhen Investment Ltd.	62,486
28,000		Shimao Property Holdings Ltd.	116,979
264,112		Stockland Trust Group	620,659
63,000		Sunac China Holdings	265,642
602		Terreno Realty Corp.	30,816
406,000		Yuexiu Property Co., Ltd.	73,070
		TOTAL	7,266,415
		Utilities—2.5%
10,857		AES Corp.	135,604
16,912		AGL Energy Ltd.	187,885
399		American States Water Co.	32,722
507,290		AusNet Services	592,112
2,112		Avangrid, Inc.	93,942
76		Avista Corp.	2,977
1,532		CEZ A.S.	30,125
40,500		CLP Holdings Ltd.	397,475
168		Chesapeake Utilities Corp.	15,177
177,000		China Power International Development Ltd.	38,913
24,000		China Resources Logic Ltd.	131,385
602	[1]	Companhia de Saneamento Basico do Estado de Sao Paulo	6,128
4,125		DTE Energy Co.	443,726
17,000		ENN Energy Holdings Ltd.	199,394
249		El Paso Electric Co.	16,925
42,163		Endesa SA	1,002,788
27,421		Enel SpA	211,007
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Utilities—continued
34,159		Equatorial Energia SA	$128,345
25,023		Gail India Ltd.	30,188
839,500	[3]	HK Electric Investments Ltd.	833,484
59,040		Hong Kong and China Gas Co. Ltd.	99,867
57,402		Iberdrola SA	619,544
5,570		Manila Electric Co.	31,162
6,462		NextEra Energy, Inc.	1,651,429
910		Northwestern Corp.	54,709
3,132,516		OJSC Inter Rao Ues	219,616
346		ONE Gas, Inc.	29,054
823		Orsted A/S	96,894
276		Otter Tail Corp.	11,843
1,239		Portland General Electric Co.	58,369
14,600		Ratchaburi Group PCL	32,018
7,041		Severn Trent PLC	213,114
13,502		Southern Co.	770,559
23,900	[1]	Tokyo Electric Power Co. Holdings, Inc.	80,555
13,379		Uniper SE	415,844
872		Unitil Corp.	42,004
		TOTAL	8,956,883
		TOTAL COMMON STOCKS (IDENTIFIED COST $213,112,646)	237,266,123
		ASSET-BACKED SECURITIES—0.5%
300,000		CNH Equipment Trust 2020-A, Class A3, 1.160%, 6/16/2025	300,558
5,271		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	5,245
500,000		Toyota Auto Receivables Owner 2020-B, Class A4, 1.660%, 9/15/2025	511,018
700,000	[4]	Trillium Credit Card Trust II 2020-1A, Class A, 0.538% (1-month USLIBOR +0.370%), 12/26/2024	697,381
426,975		World Omni Auto Receivables Trust 2018-B, Class A3, 2.870%, 7/17/2023	434,477
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,872,101)	1,948,679
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.3%
		Agency Commercial Mortgage-Backed Securities—0.3%
129,244		Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025	133,581
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Agency Commercial Mortgage-Backed Securities—continued
$499,190		Federal Home Loan Mortgage Corp. REMIC, Series K106, Class A1, 1.783%, 5/25/2029	$521,800
500,000		Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.530%, 10/25/2026	543,408
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,148,474)	1,198,789
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.4%
255,000		Bank, Class A4, 3.488%, 11/15/2050	281,944
200,000		Citigroup Commercial Mortgage Trust 2015-GC33, Class AS, 4.114%, 9/10/2058	217,523
450,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	464,290
300,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	321,239
50,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 4/15/2045	49,589
100,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	99,405
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,394,613)	1,433,990
		CORPORATE BONDS—6.9%
		Basic Industry - Metals & Mining—0.0%
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	106,484
		Capital Goods - Aerospace & Defense—0.3%
350,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	371,880
145,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 144A, 3.844%, 5/1/2025	156,109
215,000		Leidos Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	231,755
180,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	205,853
90,000	[4]	Textron Financial Corp., Jr. Sub. Note, 144A, 2.127% (3-month USLIBOR +1.735%), 2/15/2042	55,053
		TOTAL	1,020,650
		Capital Goods - Building Materials—0.1%
125,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	126,416
130,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 4/1/2026	142,231
185,000		Masco Corp., Unsecd. Note, 4.450%, 4/1/2025	202,112
		TOTAL	470,759
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Construction Machinery—0.1%
$195,000	Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	$211,577
	Capital Goods - Diversified Manufacturing—0.0%
30,000	General Electric Capital Corp., Note, Series MTNA, 6.750%, 3/15/2032	36,032
	Commercial Mortgage—0.0%
30,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	35,200
	Communications - Cable & Satellite—0.1%
120,000	Charter Communications, Inc., 4.200%, 3/15/2028	133,770
265,000	Comcast Corp., Sr. Unsecd. Note, 3.100%, 4/1/2025	290,073
	TOTAL	423,843
	Communications - Media & Entertainment—0.2%
20,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	22,384
70,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	85,260
400,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2025	441,042
	TOTAL	548,686
	Communications - Telecom Wireless—0.1%
375,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	432,488
75,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.875%, 6/19/2049	94,212
	TOTAL	526,700
	Communications - Telecom Wirelines—0.2%
300,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	360,051
105,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	116,632
200,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	223,074
	TOTAL	699,757
	Consumer Cyclical - Automotive—0.1%
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	271,411
70,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	70,953
	TOTAL	342,364
	Consumer Cyclical - Retailers—0.4%
100,000	Advance Auto Parts, Inc., 4.500%, 12/1/2023	107,018
600,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 144A, 3.900%, 4/15/2030	614,033
225,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	234,708
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$300,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	$321,677
86,054	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	91,102
185,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	209,185
	TOTAL	1,577,723
	Consumer Cyclical - Services—0.1%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 6/6/2023	209,945
130,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	146,283
	TOTAL	356,228
	Consumer Non-Cyclical - Food/Beverage—0.3%
115,000	Campbell Soup Co., Sr. Unsecd. Note, 2.375%, 4/24/2030	116,668
210,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	218,112
157,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.950%, 7/15/2025	165,342
120,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	138,457
370,000	PepsiCo, Inc., Sr. Unsecd. Note, 3.625%, 3/19/2050	444,600
70,000	PepsiCo, Inc., Sr. Unsecd. Note, 4.450%, 4/14/2046	92,517
	TOTAL	1,175,696
	Consumer Non-Cyclical - Health Care—0.3%
210,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	222,520
180,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	184,639
400,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	415,221
75,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	85,311
	TOTAL	907,691
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
90,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	102,401
190,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	196,484
	TOTAL	298,885
	Consumer Non-Cyclical - Products—0.1%
235,000	Procter & Gamble Co., Sr. Unsecd. Note, 2.450%, 3/25/2025	255,138
	Consumer Non-Cyclical - Tobacco—0.4%
EUR 870,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	1,087,903
200,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	240,552
	TOTAL	1,328,455
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Energy - Integrated—0.1%
$340,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	$372,618
100,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	100,787
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	40,654
		TOTAL	514,059
		Energy - Midstream—0.1%
325,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	341,428
80,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	82,745
		TOTAL	424,173
		Energy - Refining—0.1%
250,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	253,503
		Financial Institution - Banking—0.6%
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 4/1/2044	131,823
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	327,846
300,000		Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 3/30/2021	305,033
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	272,511
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	256,015
5,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 1/24/2022	5,386
100,000		JPMorgan Chase & Co., Series S, 6.750%, 8/1/2068	106,569
50,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	53,189
400,000		Morgan Stanley, 4.300%, 1/27/2045	486,324
32,417	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	20,747
230,000		Truist Financial Corp., Sr. Unsecd. Note, 2.900%, 3/3/2021	233,780
		TOTAL	2,199,223
		Financial Institution - Broker/Asset Mgr/Exchange—0.3%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	150,501
400,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	460,994
240,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/1/2020	241,138
70,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	77,083
		TOTAL	929,716
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Finance Companies—0.1%
$210,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.950%, 2/1/2022	$197,984
	Financial Institution - Insurance - Life—0.2%
27,000	Aflac, Inc., Sr. Unsecd. Note, 6.450%, 8/15/2040	36,753
325,000	Mass Mutual Global Funding II, 144A, 2.000%, 4/15/2021	329,635
10,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	15,276
295,000	Metlife, Inc., Sr. Unsecd. Note, 4.550%, 3/23/2030	365,863
105,000	Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	114,019
	TOTAL	861,546
	Financial Institution - Insurance - P&C—0.1%
30,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	47,383
350,000	Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	356,570
	TOTAL	403,953
	Financial Institution - REIT - Apartment—0.1%
300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	309,267
140,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	141,318
	TOTAL	450,585
	Financial Institution - REIT - Office—0.0%
100,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	109,816
	Financial Institution - REIT - Other—0.1%
180,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	212,378
90,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	87,536
160,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	169,520
	TOTAL	469,434
	Financial Institution - REIT - Retail—0.0%
30,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	31,008
	Financial Institution - REITs—0.0%
70,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	73,034
	Foreign-Local-Government—0.0%
50,000	Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	66,412
	Municipal Services—0.1%
133,415	Army Hawaii Family Housing, 144A, 5.524%, 6/15/2050	167,266
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Municipal Services—continued
$100,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	$116,777
	TOTAL	284,043
	Sovereign—0.1%
JPY 30,000,000	KFW, 2.050%, 2/16/2026	314,628
	Technology—0.8%
400,000	Apple, Inc., Sr. Unsecd. Note, 2.950%, 9/11/2049	433,808
320,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	361,885
28,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	30,997
260,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	287,483
150,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.600%, 10/15/2020	151,314
280,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	315,359
300,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	332,593
380,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	396,292
450,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	518,111
	TOTAL	2,827,842
	Transportation - Airlines—0.0%
140,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	141,964
	Transportation - Services—0.1%
62,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 3.850%, 11/15/2024	64,253
160,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	182,044
	TOTAL	246,297
	Utilities—0.1%
400,000	NiSource, Inc., Sr. Unsecd. Note, 3.600%, 5/1/2030	452,969
	Utility - Electric—0.8%
155,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 144A, 4.050%, 4/15/2025	175,153
135,000	Consolidated Edison Co., Sr. Unsecd. Note, Series 20B, 3.950%, 4/1/2050	158,477
275,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	316,960
190,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	215,997
400,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	417,020
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$300,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	$332,930
160,000	Florida Power & Light Co., Sec. Fac. Bond, 2.850%, 4/1/2025	174,367
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	147,504
200,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	225,669
400,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	432,041
125,000	Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	151,955
	TOTAL	2,748,073
	Utility - Natural Gas—0.2%
495,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	505,540
200,000	Sempra Energy, Sr. Unsecd. Note, 2.850%, 11/15/2020	201,102
	TOTAL	706,642
	TOTAL CORPORATE BONDS (IDENTIFIED COST $23,129,479)	25,028,772
	MORTGAGE-BACKED SECURITIES—0.0%
1,230	Federal Home Loan Mortgage Corp., Pool C00592, 7.000%, 3/1/2028	1,394
879	Federal Home Loan Mortgage Corp., Pool C00896, 7.500%, 12/1/2029	1,021
49	Federal Home Loan Mortgage Corp., Pool C17281, 6.500%, 11/1/2028	49
1,006	Federal Home Loan Mortgage Corp., Pool C19588, 6.500%, 12/1/2028	1,147
792	Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	900
1,279	Federal Home Loan Mortgage Corp., Pool C76361, 6.000%, 2/1/2033	1,487
1,789	Federal Home Loan Mortgage Corp., Pool G01444, 6.500%, 8/1/2032	2,074
1,083	Federal National Mortgage Association, Pool 251697, 6.500%, 5/1/2028	1,216
4,695	Federal National Mortgage Association, Pool 252334, 6.500%, 2/1/2029	5,245
3,105	Federal National Mortgage Association, Pool 254905, 6.000%, 10/1/2033	3,629
3,257	Federal National Mortgage Association, Pool 255075, 5.500%, 2/1/2024	3,587
327	Federal National Mortgage Association, Pool 303168, 9.500%, 2/1/2025	362
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	MORTGAGE-BACKED SECURITIES—continued
$199	Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	$227
2,004	Federal National Mortgage Association, Pool 323640, 7.500%, 4/1/2029	2,277
4,654	Federal National Mortgage Association, Pool 545993, 6.000%, 11/1/2032	5,387
1,961	Federal National Mortgage Association, Pool 555272, 6.000%, 3/1/2033	2,267
1,491	Federal National Mortgage Association, Pool 713974, 5.500%, 7/1/2033	1,708
3,291	Federal National Mortgage Association, Pool 721502, 5.000%, 7/1/2033	3,737
4,557	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	5,205
2,780	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	3,214
6,955	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	8,038
8,935	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	10,372
166	Government National Mortgage Association, Pool 352214, 7.000%, 4/15/2023	176
1,358	Government National Mortgage Association, Pool 451522, 7.500%, 10/15/2027	1,543
826	Government National Mortgage Association, Pool 462556, 6.500%, 2/15/2028	915
267	Government National Mortgage Association, Pool 462739, 7.500%, 5/15/2028	304
100	Government National Mortgage Association, Pool 464835, 6.500%, 9/15/2028	112
2,373	Government National Mortgage Association, Pool 469699, 7.000%, 11/15/2028	2,674
2,000	Government National Mortgage Association, Pool 486760, 6.500%, 12/15/2028	2,242
147	Government National Mortgage Association, Pool 780339, 8.000%, 12/15/2023	157
1,875	Government National Mortgage Association, Pool 780453, 7.500%, 12/15/2025	2,071
1,710	Government National Mortgage Association, Pool 780584, 7.000%, 6/15/2027	1,889
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $67,662)	76,626
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	GOVERNMENT AGENCIES—0.2%
	Federal Home Loan Bank System—0.1%
$200,000	Federal Home Loan Bank System Notes, 0.500%, 4/14/2025	$200,154
	Federal National Mortgage Association—0.1%
335,000	Federal National Mortgage Association Notes, 0.625%, 4/22/2025	336,013
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $533,607)	536,167
	FOREIGN GOVERNMENTS/AGENCIES—7.3%
	Sovereign—7.3%
AUD 1,000,000	Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	767,194
EUR 390,000	Belgium, Government of, Series 68, 2.250%, 6/22/2023	469,761
EUR 680,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	800,237
CAD 800,000	Canada, Government of, Bond, 3.250%, 6/1/2021	598,804
CAD 480,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	511,271
EUR 636,000	France, Government of, 0.500%, 5/25/2025	739,332
EUR 150,000	France, Government of, Bond, 4.500%, 4/25/2041	301,096
EUR 400,000	France, Government of, O.A.T., 5.500%, 4/25/2029	668,610
EUR 650,000	France, Government of, Unsecd. Note, 1.250%, 5/25/2036	830,123
EUR 300,000	France, Government of, Unsecd. Note, 1.750%, 6/25/2039	416,236
EUR 600,000	Germany, Government of, 0.250%, 2/15/2027	704,840
EUR 300,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	575,840
EUR 100,000	Germany, Government of, Bond, Series 08, 4.750%, 7/4/2040	222,502
EUR 540,000	Germany, Government of, Unsecd. Note, 1.000%, 8/15/2025	651,664
EUR 400,000	Italy, Government of, 3.750%, 5/1/2021	458,445
EUR 680,000	Italy, Government of, Sr. Unsecd. Note, 0.650%, 10/15/2023	755,975
EUR 1,000,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	1,399,951
EUR 950,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	1,084,497
EUR 58,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	75,450
JPY 60,000,000	Japan, Government of, Series 65, 1.900%, 12/20/2023	597,090
JPY 142,000,000	Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	1,581,546
JPY 185,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	1,985,313
JPY 50,000,000	Japan, Government of, Sr. Unsecd. Note, Series 351, 0.100%, 6/20/2028	470,305
JPY 155,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	1,856,436
$30,000	Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	38,475
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
MXN 31,800,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	$1,440,648
EUR 450,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	669,719
EUR 150,000	Spain, Government of, 4.200%, 1/31/2037	250,943
EUR 600,000	Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	725,895
EUR 590,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	747,869
EUR 480,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	600,400
GBP 350,000	United Kingdom TSY 1 5/8% 2028, Unsecd. Deb., 1.625%, 10/22/2028	489,341
GBP 270,000	United Kingdom, Government of, 2.750%, 9/7/2024	373,222
GBP 430,000	United Kingdom, Government of, 3.250%, 1/22/2044	841,874
GBP 250,000	United Kingdom, Government of, 4.250%, 12/7/2027	406,222
GBP 600,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	911,261
GBP 230,000	United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	416,759
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $25,099,928)	26,435,146
	MUNICIPAL BONDS—0.3%
	Municipal Services—0.3%
$250,000	Klein, TX Independent School District, Unlimited Tax Schoolhouse and Refunding Bonds (Series 2020), (GTD by Texas Permanent School Fund Guarantee Program), 5.000%, 8/1/2028	332,163
125,000	Metropolitan Government Nashville & Davidson County, TN, GO Improvement Bonds (Series 2018), 4.000%, 7/1/2028	154,236
250,000	New York State Dormitory Authority State Personal Income Tax Revenue (New York State Personal Income Tax Revenue Bond Fund), State Personal Income Tax Revenue Bonds (Series 2019D), 4.000%, 2/15/2037	291,260
300,000	Washington State, Various Purpose GO Bonds (Series 2020C), 5.000%, 2/1/2044	387,501
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $1,166,924)	1,165,160
	U.S. TREASURIES—2.2%
326,742	U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2021	324,743
201,222	U.S. Treasury Inflation-Protected Notes, 0.125%, 10/15/2024	207,428
100,330	U.S. Treasury Inflation-Protected Notes, 0.125%, 1/15/2030	106,482
351,414	U.S. Treasury Inflation-Protected Notes, 0.250%, 2/15/2050	385,087
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		U.S. TREASURIES—continued
$138,287		U.S. Treasury Inflation-Protected Notes, 0.625%, 1/15/2024	$143,398
800,000		United States Treasury Bond, 2.000%, 2/15/2050	914,828
365,000		United States Treasury Bond, 2.375%, 11/15/2049	449,952
21,000		United States Treasury Bond, 2.500%, 5/15/2046	25,981
3,000		United States Treasury Bond, 3.000%, 11/15/2045	4,036
100,000		United States Treasury Bond, 4.375%, 2/15/2038	155,264
100,000		United States Treasury Note, 0.125%, 5/15/2023	99,796
2,900,000		United States Treasury Note, 0.375%, 3/31/2022	2,910,973
100,000		United States Treasury Note, 1.750%, 12/31/2026	108,271
1,250,000		United States Treasury Note, 2.125%, 5/31/2021	1,273,931
50,000		United States Treasury Note, 2.250%, 3/31/2026	55,290
385,000		United States Treasury Note, 2.500%, 1/31/2021	390,925
30,000		United States Treasury Note, 2.500%, 1/31/2025	33,060
145,000		United States Treasury Note, 2.875%, 9/30/2023	157,776
160,000		United States Treasury Note, 2.875%, 11/30/2023	174,768
		TOTAL U.S. TREASURIES (IDENTIFIED COST $7,663,399)	7,921,989
		PURCHASED CALL OPTIONS—0.0%
2,700,000		BNP USD CALL/JPY PUT, Notional Amount $2,700,000, Exercise Price $111.00, Expiration Date 7/8/2020	880
2,700,000		JPM USD CALL/JPY PUT, Notional Amount $2,700,000, Exercise Price $109.85, Expiration Date 7/15/2020	3,416
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $34,711)	4,296
		INVESTMENT COMPANIES—14.8%
3,182,889		Emerging Markets Core Fund	30,237,441
200,253		Federated Bank Loan Core Fund	1,820,299
1,610,658		Federated Mortgage Core Portfolio	16,332,070
257,631		Federated Project and Trade Finance Core Fund	2,249,119
529,496	[5]	High Yield Bond Portfolio	3,134,616
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $52,178,364)	53,773,545
		TOTAL INVESTMENT IN SECURITIES—98.2% (IDENTIFIED COST $327,401,908)[6]	356,789,282
		OTHER ASSETS AND LIABILITIES - NET—1.8%[7]	6,526,484
		TOTAL NET ASSETS—100%	$363,315,766
Semi-Annual Shareholder Report

At May 31, 2020, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/1/2020	JPMorgan Chase	3,841,000 CAD	$2,777,432	$12,269
6/1/2020	Credit Agricole CIB	4,696,000 EUR	$5,153,691	$59,106
6/1/2020	State Street Bank & Trust Co.	197,439,000 JPY	$1,834,610	$(3,843)
6/2/2020	JPMorgan Chase	5,951,213 MXN	$250,000	$18,381
6/2/2020	JPMorgan Chase	6,101,166 MXN	$250,000	$25,143
6/15/2020	Bank of America N.A.	46,039,240 CLP	$56,944	$575
7/10/2020	JPMorgan Chase	143,972,316 JPY	$1,350,000	$(14,257)
7/10/2020	Bank of New York Mellon	290,070,180 JPY	$2,700,000	$(8,794)
7/17/2020	Bank of New York Mellon	145,180,755 JPY	$1,350,000	$(2,901)
8/3/2020	JPMorgan Chase	1,600,000 EUR	183,753,056 JPY	$72,923
8/3/2020	Credit Agricole CIB	508,475 EUR	2,260,692 PLN	$1,598
8/3/2020	Bank of America N.A.	1,491,525 EUR	6,631,638 PLN	$4,620
8/3/2020	Citibank N.A.	160,783 GBP	$200,000	$(1,383)
8/3/2020	Credit Agricole CIB	550,000 GBP	$679,956	$(536)
8/3/2020	Credit Agricole CIB	386,334,360 JPY	$3,600,000	$(14,361)
8/3/2020	State Street Bank & Trust Co.	4,909,288 MXN	$200,000	$19,367
8/4/2020	JPMorgan Chase	1,263,120 AUD	750,000 EUR	$8,317
8/4/2020	Citibank N.A.	1,275,387 AUD	750,000 EUR	$16,493
8/10/2020	JPMorgan Chase	80,000 EUR	$86,569	$2,363
Contracts Sold:
6/1/2020	HSBC BANK USA	3,841,000 CAD	$2,740,480	$(49,221)
6/1/2020	JPMorgan Chase	4,696,000 EUR	$5,099,147	$(113,650)
6/1/2020	State Street Bank & Trust Co.	197,439,000 JPY	$1,837,863	$7,097
6/2/2020	Morgan Stanley	5,827,388 MXN	$250,000	$(12,797)
6/2/2020	Barclays Bank PLC Wholesale	5,934,375 MXN	$250,000	$(17,622)
6/2/2020	Bank of America N.A.	11,390,257 MXN	$500,000	$(13,665)
6/2/2020	JPMorgan Chase	11,826,180 MXN	$500,000	$(33,323)
6/2/2020	Bank of America N.A.	2,558,066 ZAR	$140,000	$(5,742)
6/9/2020	JPMorgan Chase	3,787,000 CAD	$2,738,364	$(12,119)
6/9/2020	Credit Agricole CIB	4,641,000 EUR	$5,094,064	$(58,376)
6/9/2020	State Street Bank & Trust Co.	197,714,000 JPY	$1,837,312	$3,875
6/15/2020	Bank of America N.A.	46,039,240 CLP	$55,900	$(1,619)
7/10/2020	Goldman Sachs	144,386,685 JPY	$1,350,000	$10,413
8/3/2020	JPMorgan Chase	1,600,000 EUR	183,735,536 JPY	$(73,086)
8/3/2020	Credit Agricole CIB	2,000,000 EUR	9,079,766 PLN	$40,507
8/3/2020	State Street Bank & Trust Co.	728,042 GBP	$900,000	$643
8/3/2020	State Street Bank & Trust Co.	40,354,453 MXN	$1,600,000	$(203,204)
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
8/4/2020	State Street Bank & Trust Co.	2,511,573 AUD	1,500,000 EUR	$(6,857)
8/10/2020	Barclays Bank PLC Wholesale	85,535 AUD	$55,900	$(1,114)
8/10/2020	JPMorgan Chase	80,000 EUR	$87,263	$(1,669)
8/10/2020	JPMorgan Chase	677,057 MXN	$30,000	$(224)
8/11/2020	Credit Agricole CIB	2,450,084 ZAR	$140,000	$1,400
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(345,273)
At May 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[1]Amsterdam Index Long Futures	60	$7,088,427	June 2020	$(19,180)
[1]Australia 10-Year Bond Long Futures	63	$6,255,616	June 2020	$4,904
[1]Euro Bund Long Futures	48	$9,189,086	June 2020	$21,968
1FTSE 100 Index Long Futures	1	$74,847	June 2020	$(805)
1FTSE JSE Top 40 Long Futures	424	$11,264,070	June 2020	$23,690
1FTSE/MIB Index Long Futures	49	$4,943,460	June 2020	$309,032
[1]Hang Seng Index Long Futures	13	$1,909,289	June 2020	$17,092
1IBEX 35 Index Long Futures	11	$862,505	June 2020	$(2,780)
1S&P 500 E-Mini Long Futures	51	$7,757,100	June 2020	$496,273
1TOPIX Index Long Futures	17	$2,457,508	June 2020	$(27,171)
[1]United States Treasury Long Bond Long Futures	1	$178,375	September 2020	$(315)
[1]United States Treasury Notes 10-Year Long Futures	195	$27,117,188	September 2020	$17,940
[1]United States Treasury Notes 10-Year Ultra Long Futures	7	$1,101,297	September 2020	$1,898
[1]United States Treasury Notes 2-Year Long Futures	63	$13,913,156	September 2020	$5,273
[1]United States Treasury Ultra Bond Long Futures	2	$436,063	September 2020	$(3,892)
Short Futures:
1CAC 40 10-Year Euro Short Futures	71	$3,693,204	June 2020	$(1,625)
[1]Canada 10-Year Bond Short Futures	19	$2,120,173	September 2020	$(413)
1DAX Index Short Futures	7	$2,253,888	June 2020	$(107,455)
1DJIA Mini E-CBOT Short Futures	14	$1,776,460	June 2020	$(108,779)
1E-Mini Russel 2000 Short Future	2	$139,280	June 2020	$(17,581)
[1]Euro BTP Short Futures	20	$3,156,095	June 2020	$90,350
Semi-Annual Shareholder Report

Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]Euro STOXX 50 Short Futures	31	$1,048,176	June 2020	$(66,858)
[1]Japan 10-Year Bond Short Futures	10	$14,112,847	June 2020	$21,294
[1]Long GILT Short Futures	121	$20,538,336	September 2020	$10,322
1MSCI Emerging Market Short Futures	11	$513,095	June 2020	$(22,851)
1MSCI Singapore IX ETS Short Futures	536	$10,926,387	June 2020	$46,716
1MSCI Taiwan Index Short Futures	108	$4,440,960	June 2020	$(22,124)
1NIKKEI 225 Short Futures	2	$404,469	June 2020	$(44,342)
1S&P/TSX 60 IX Short Futures	79	$10,508,087	June 2020	$(112,501)
1SPI 200 Short Futures	51	$4,885,793	June 2020	$(256,157)
[1]United States Treasury Notes 5-Year Short Futures	23	$2,889,375	September 2020	$(3,645)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$248,278
At May 31, 2020, the Fund had the following outstanding written options contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
Put Options:
BNP Paribas	BNP USD PUT/JPY CALL	$2,700,000	July 2020	$104.50	$(3,704)
BNP Paribas	BNP USD PUT/MXN CALL	$30,000	June 2020	$22.15	$(349)
JPMorgan Chase	JPM USD PUT/JPY CALL	$2,700,000	July 2020	$101.75	$(1,895)
(PREMIUMS RECEIVED $40,279)					$(5,948)
Net Unrealized Appreciation/Depreciation on Foreign Exchange Contracts, Futures Contracts and the value of Written Options Contracts are included in “Other Assets and Liabilities—Net”.
Semi-Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2020, were as follows:
Affiliates	Balance of Shares Held 11/30/2019	Purchases/ Additions	Sales/ Reductions
Emerging Markets Core Fund	3,951,047	237,061	(1,005,219)
Federated Bank Loan Core Fund	220,646	69,699	(90,092)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	3,049,396	43,768,907	(46,818,303)
Federated Mortgage Core Portfolio	2,226,677	472,978	(1,088,997)
Federated Project and Trade Finance Core Fund	546,931	9,894	(299,194)
High Yield Bond Portfolio	566,062	221,312	(257,878)
TOTAL OF AFFILIATED TRANSACTIONS	10,560,759	44,779,851	(49,559,683)
Semi-Annual Shareholder Report

Balance of Shares Held 5/31/2020	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
3,182,889	$30,237,441	$(959,594)	$(37,909)	$871,540
200,253	$1,820,299	$(59,480)	$(1,794)	$47,098
—	$—	$—	$1,183	$16,710
1,610,658	$16,332,070	$416,403	$62,927	$252,174
257,631	$2,249,119	$58,321	$(208,103)	$87,462
529,496	$3,134,616	$(160,504)	$107,642	$98,120
5,780,927	$53,773,545	$(704,854)	$(76,054)	$1,373,104
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the "Trustees").
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2020, these restricted securities amounted to $875,022, which represented 0.2% of total net assets.
4	Floating/variable note with current rate and current maturity or next reset date shown.
5	The High Yield Bond Portfolio is a diversified portfolio of below investment grade bonds.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$117,832,253	$—	$4,534	$117,836,787
International	15,146,956	104,282,380	0	119,429,336
Debt Securities:
Asset-Backed Securities	—	1,948,679	—	1,948,679
Commercial Mortgage-Backed Securities	—	1,198,789	—	1,198,789
Collateralized Mortgage Obligations	—	1,433,990	—	1,433,990
Corporate Bonds	—	25,008,025	20,747	25,028,772
Mortgage-Backed Securities	—	76,626	—	76,626
Government Agencies	—	536,167	—	536,167
Foreign Governments/Agencies	—	26,435,146	—	26,435,146
Municipal Bonds	—	1,165,160	—	1,165,160
U.S. Treasuries	—	7,921,989	—	7,921,989
Purchased Call Options	—	4,296	—	4,296
Investment Companies[1]	51,524,426	—	—	53,773,545
TOTAL SECURITIES	$184,503,635	$170,011,247	$25,281	$356,789,282
Other Financial Instruments
Assets
Futures Contracts	$1,066,752	$—	$—	$1,066,752
Foreign Exchange Contracts	—	305,090	—	305,090
Written Option Contracts	—	—	—	—
Liabilities
Futures Contracts	(818,474)	—	—	(818,474)
Foreign Exchange Contracts	—	(650,363)	—	(650,363)
Written Option Contracts	—	(5,948)	—	(5,948)
TOTAL OTHER FINANCIAL INSTRUMENTS	$248,278	$(351,221)	$—	$(102,943)
1	As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $2,249,119 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BKNT	—Bank Notes
CAD	—Canadian Dollar
CLP	—Chilean Peso
EUR	—Euro Currency
GBP	—British Pound
GDR	—Global Depository Receipt
GTD	—Guaranteed
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$19.83	$19.08	$20.09	$17.49	$17.87	$20.29
Income From Investment Operations:
Net investment income (loss)[1]	0.13	0.31	0.31	0.28	0.29	0.27
Net realized and unrealized gain (loss)	(0.61)	1.44	(0.99)	2.63	(0.37)	(0.80)
TOTAL FROM INVESTMENT OPERATIONS	(0.48)	1.75	(0.68)	2.91	(0.08)	(0.53)
Less Distributions:
Distributions from net investment income	(0.17)	(0.36)	(0.33)	(0.31)	(0.29)	(0.17)
Distributions from net realized gain	(0.17)	(0.64)	—	—	(0.01)	(1.72)
TOTAL DISTRIBUTIONS	(0.34)	(1.00)	(0.33)	(0.31)	(0.30)	(1.89)
Net Asset Value, End of Period	$19.01	$19.83	$19.08	$20.09	$17.49	$17.87
Total Return[2]	(2.47)%	9.89%	(3.46)%	16.85%	(0.68)%	(2.80)%
Ratios to Average Net Assets:
Net expenses[3]	1.15%[4]	1.15%	1.15%	1.14%	1.14%	1.16%
Net investment income	1.40%[4]	1.65%	1.53%	1.50%	1.65%	1.45%
Expense waiver/reimbursement[5]	0.18%[4]	0.20%	0.11%	0.18%	0.17%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$162,873	$181,579	$146,323	$169,424	$169,443	$187,183
Portfolio turnover	32%	85%	66%	58%	105%	76%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$19.30	$18.60	$19.58	$17.06	$17.43	$19.86
Income From Investment Operations:
Net investment income (loss)[1]	0.05	0.16	0.14	0.13	0.14	0.12
Net realized and unrealized gain (loss)	(0.59)	1.39	(0.96)	2.55	(0.35)	(0.78)
TOTAL FROM INVESTMENT OPERATIONS	(0.54)	1.55	(0.82)	2.68	(0.21)	(0.66)
Less Distributions:
Distributions from net investment income	(0.08)	(0.21)	(0.16)	(0.16)	(0.15)	(0.05)
Distributions from net realized gain	(0.17)	(0.64)	—	—	(0.01)	(1.72)
TOTAL DISTRIBUTIONS	(0.25)	(0.85)	(0.16)	(0.16)	(0.16)	(1.77)
Net Asset Value, End of Period	$18.51	$19.30	$18.60	$19.58	$17.06	$17.43
Total Return[2]	(2.83)%	8.94%	(4.20)%	15.84%	(1.46)%	(3.59)%
Ratios to Average Net Assets:
Net expenses[3]	1.98%[4]	1.96%	1.96%	1.95%	1.95%	1.97%
Net investment income	0.56%[4]	0.86%	0.72%	0.70%	0.85%	0.64%
Expense waiver/reimbursement[5]	0.16%[4]	0.20%	0.12%	0.20%	0.18%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,330	$7,880	$9,758	$14,342	$16,037	$21,384
Portfolio turnover	32%	85%	66%	58%	105%	76%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$19.22	$18.52	$19.51	$17.00	$17.37	$19.80
Income From Investment Operations:
Net investment income (loss)[1]	0.06	0.16	0.15	0.14	0.15	0.13
Net realized and unrealized gain (loss)	(0.60)	1.40	(0.96)	2.55	(0.35)	(0.78)
TOTAL FROM INVESTMENT OPERATIONS	(0.54)	1.56	(0.81)	2.69	(0.20)	(0.65)
Less Distributions:
Distributions from net investment income	(0.09)	(0.22)	(0.18)	(0.18)	(0.16)	(0.06)
Distributions from net realized gain	(0.17)	(0.64)	—	—	(0.01)	(1.72)
TOTAL DISTRIBUTIONS	(0.26)	(0.86)	(0.18)	(0.18)	(0.17)	(1.78)
Net Asset Value, End of Period	$18.42	$19.22	$18.52	$19.51	$17.00	$17.37
Total Return[2]	(2.86)%	9.06%	(4.20)%	15.92%	(1.44)%	(3.55)%
Ratios to Average Net Assets:
Net expenses[3]	1.94%[4]	1.92%	1.90%	1.89%	1.89%	1.91%
Net investment income	0.61%[4]	0.89%	0.78%	0.75%	0.91%	0.70%
Expense waiver/reimbursement[5]	0.15%[4]	0.20%	0.14%	0.21%	0.20%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$55,978	$64,600	$64,095	$78,445	$82,845	$89,640
Portfolio turnover	32%	85%	66%	58%	105%	76%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$19.67	$18.94	$19.94	$17.38	$17.74	$20.16
Income From Investment Operations:
Net investment income (loss)[1]	0.09	0.24	0.22	0.20	0.21	0.19
Net realized and unrealized gain (loss)	(0.61)	1.41	(0.98)	2.61	(0.36)	(0.80)
TOTAL FROM INVESTMENT OPERATIONS	(0.52)	1.65	(0.76)	2.81	(0.15)	(0.61)
Less Distributions:
Distributions from net investment income	(0.12)	(0.28)	(0.24)	(0.25)	(0.20)	(0.09)
Distributions from net realized gain	(0.17)	(0.64)	—	—	(0.01)	(1.72)
TOTAL DISTRIBUTIONS	(0.29)	(0.92)	(0.24)	(0.25)	(0.21)	(1.81)
Net Asset Value, End of Period	$18.86	$19.67	$18.94	$19.94	$17.38	$17.74
Total Return[2]	(2.66)%	9.38%	(3.86)%	16.32%	(1.12)%	(3.26)%
Ratios to Average Net Assets:
Net expenses[3]	1.58%[4]	1.56%	1.58%	1.57%	1.56%	1.59%
Net investment income	0.98%[4]	1.26%	1.09%	1.07%	1.24%	1.02%
Expense waiver/reimbursement[5]	0.18%[4]	0.19%	0.12%	0.18%	0.18%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$38,722	$42,860	$43,452	$51,768	$52,430	$59,229
Portfolio turnover	32%	85%	66%	58%	105%	76%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$19.95	$19.19	$20.21	$17.61	$17.98	$20.40
Income From Investment Operations:
Net investment income (loss)[1]	0.16	0.37	0.37	0.33	0.34	0.32
Net realized and unrealized gain (loss)	(0.62)	1.45	(1.00)	2.65	(0.37)	(0.80)
TOTAL FROM INVESTMENT OPERATIONS	(0.46)	1.82	(0.63)	2.98	(0.03)	(0.48)
Less Distributions:
Distributions from net investment income	(0.19)	(0.42)	(0.39)	(0.38)	(0.33)	(0.22)
Distributions from net realized gain	(0.17)	(0.64)	—	—	(0.01)	(1.72)
TOTAL DISTRIBUTIONS	(0.36)	(1.06)	(0.39)	(0.38)	(0.34)	(1.94)
Net Asset Value, End of Period	$19.13	$19.95	$19.19	$20.21	$17.61	$17.98
Total Return[2]	(2.30)%	10.21%	(3.21)%	17.13%	(0.37)%	(2.51)%
Ratios to Average Net Assets:
Net expenses[3]	0.86%[4]	0.86%	0.86%	0.85%	0.85%	0.87%
Net investment income	1.70%[4]	1.95%	1.81%	1.77%	1.95%	1.74%
Expense waiver/reimbursement[5]	0.19%[4]	0.22%	0.14%	0.20%	0.20%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$93,632	$99,564	$95,613	$105,720	$91,167	$115,108
Portfolio turnover	32%	85%	66%	58%	105%	76%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,			Period Ended 11/30/2016[1]
		2019	2018	2017
Net Asset Value, Beginning of Period	$19.84	$19.09	$20.10	$17.51	$16.97
Income From Investment Operations:
Net investment income (loss)[2]	0.16	0.38	0.36	0.33	0.11
Net realized and unrealized gain (loss)	(0.61)	1.44	(0.98)	2.63	0.56
TOTAL FROM INVESTMENT OPERATIONS	(0.45)	1.82	(0.62)	2.96	0.67
Less Distributions:
Distributions from net investment income	(0.20)	(0.43)	(0.39)	(0.37)	(0.13)
Distributions from net realized gain	(0.17)	(0.64)	—	—	—
TOTAL DISTRIBUTIONS	(0.37)	(1.07)	(0.39)	(0.37)	(0.13)
Net Asset Value, End of Period	$19.02	$19.84	$19.09	$20.10	$17.51
Total Return[3]	(2.31)%	10.26%	(3.16)%	17.14%	3.94%
Ratios to Average Net Assets:
Net expenses[4]	0.84%[5]	0.84%	0.84%	0.83%	0.84%[5]
Net investment income	1.71%[5]	1.97%	1.79%	1.78%	1.48%[5]
Expense waiver/reimbursement[6]	0.14%[5]	0.19%	0.11%	0.17%	0.16%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,781	$6,275	$4,890	$6,243	$4,853
Portfolio turnover	32%	85%	66%	58%	105%[7]
1	Reflects operations for the period from June 29, 2016 (date of initial investment) to November 30, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2020 (unaudited)
Assets:
Investment in securities, at value including $53,773,545 of investment in affiliated holdings* (identified cost $327,401,908)		$356,789,282
Cash denominated in foreign currencies (identified cost $432,371)		280,871
Due from broker (Note 2)		8,158,313
Income receivable		1,161,915
Income receivable from affiliated holdings		216,392
Receivable for investments sold		134,384
Receivable for shares sold		82,259
Unrealized appreciation on foreign exchange contracts		305,090
TOTAL ASSETS		367,128,506
Liabilities:
Payable for investments purchased	$825,956
Payable for shares redeemed	208,312
Written options outstanding (premiums $40,279), at value	5,948
Unrealized depreciation on foreign exchange contracts	650,363
Bank overdraft	1,322,645
Payable for variation margin on futures contracts	476,887
Payable for Directors’/Trustees’ fees (Note 5)	1,002
Payable for investment adviser fee (Note 5)	14,960
Payable for administrative fees (Note 5)	2,314
Payable for transfer agent fee	80,313
Payable for distribution services fee (Note 5)	54,108
Payable for other service fees (Notes 2 and 5)	45,304
Accrued expenses (Note 5)	124,628
TOTAL LIABILITIES		3,812,740
Net assets for 19,201,605 shares outstanding		$363,315,766
Net Assets Consist of:
Paid-in capital		$392,632,450
Total distributable earnings (loss)		(29,316,684)
TOTAL NET ASSETS		$363,315,766
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($162,872,855 ÷ 8,569,121 shares outstanding), no par value, unlimited shares authorized	$19.01
Offering price per share (100/94.50 of $19.01)	$20.12
Redemption proceeds per share	$19.01
Class B Shares:
Net asset value per share ($6,329,544 ÷ 342,029 shares outstanding), no par value, unlimited shares authorized	$18.51
Offering price per share	$18.51
Redemption proceeds per share (94.50/100 of $18.51)	$17.49
Class C Shares:
Net asset value per share ($55,978,309 ÷ 3,038,199 shares outstanding), no par value, unlimited shares authorized	$18.42
Offering price per share	$18.42
Redemption proceeds per share (99.00/100 of $18.42)	$18.24
Class R Shares:
Net asset value per share ($38,721,567 ÷ 2,052,836 shares outstanding), no par value, unlimited shares authorized	$18.86
Offering price per share	$18.86
Redemption proceeds per share	$18.86
Institutional Shares:
Net asset value per share ($93,632,155 ÷ 4,895,399 shares outstanding), no par value, unlimited shares authorized	$19.13
Offering price per share	$19.13
Redemption proceeds per share	$19.13
Class R6 Shares:
Net asset value per share ($5,781,336 ÷ 304,021 shares outstanding), no par value, unlimited shares authorized	$19.02
Offering price per share	$19.02
Redemption proceeds per share	$19.02
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2020 (unaudited)
Investment Income:
Dividends (including $1,373,104 received from affiliated holdings* and net of foreign taxes withheld of $201,412)			$4,096,143
Interest			685,584
TOTAL INCOME			4,781,727
Expenses:
Investment adviser fee (Note 5)		$1,249,645
Administrative fee (Note 5)		154,041
Custodian fees		102,534
Transfer agent fee (Note 2)		323,526
Directors’/Trustees’ fees (Note 5)		4,891
Auditing fees		17,284
Legal fees		5,066
Portfolio accounting fees		89,640
Distribution services fee (Note 5)		344,331
Other service fees (Notes 2 and 5)		291,788
Share registration costs		44,187
Printing and postage		21,578
Miscellaneous (Note 5)		23,673
TOTAL EXPENSES		2,672,184
Reimbursements:
Reimbursement of investment adviser fee (Note 5)	$(271,049)
Reimbursement of other operating expenses (Notes 2 and 5)	(56,645)
TOTAL REIMBURSEMENTS		(327,694)
Net expenses			2,344,490
Net investment income			2,437,237
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Foreign Exchange Contracts and Foreign Currency Transactions:
Net realized gain on investments(including foreign taxes withheld of $(3,987)) (including net realized loss of $(76,054) on sales of investments in affiliated holdings*)	395,711
Net realized loss on foreign currency transactions	(18,939)
Net realized loss on foreign exchange contracts	(1,655,435)
Net realized gain on futures contracts	3,327,103
Net realized gain on written options	94,508
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(704,854) on investments in affiliated holdings*)	(16,867,643)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(127,280)
Net change in unrealized depreciation of foreign exchange contracts	86,827
Net change in unrealized depreciation of futures contracts	986,658
Net change in unrealized appreciation of written options	25,209
Net realized and unrealized loss on investments, futures contracts, written options, foreign exchange contracts and foreign currency transactions	(13,753,281)
Change in net assets resulting from operations	$(11,316,044)
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2020	Year Ended 11/30/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,437,237	$5,622,698
Net realized gain	2,142,948	4,283,789
Net change in unrealized appreciation/depreciation	(15,896,229)	24,919,602
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(11,316,044)	34,826,089
Distributions to Shareholders:
Class A Shares	(3,068,755)	(7,774,878)
Class B Shares	(100,437)	(430,895)
Class C Shares	(852,060)	(2,912,985)
Class R Shares	(635,666)	(2,130,402)
Institutional Shares	(1,836,945)	(5,014,766)
Class R6 Shares	(118,914)	(282,719)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,612,777)	(18,546,645)
Share Transactions:
Proceeds from sale of shares	26,259,850	45,310,579
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Absolute Return Fund	—	60,593,669
Net asset value of shares issued to shareholders in payment of distributions declared	6,320,587	17,869,165
Cost of shares redeemed	(54,093,575)	(101,425,895)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(21,513,138)	22,347,518
Change in net assets	(39,441,959)	38,626,962
Net Assets:
Beginning of period	402,757,725	364,130,763
End of period	$363,315,766	$402,757,725
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2020 (unaudited)
1. ORGANIZATION
Federated Global Allocation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified , open-end management investment company. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.
On March 30, 2017, the Fund’s T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Class B Shares are closed to new accounts, new investors and new purchases by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated Hermes fund.
Effective on or about June 29, 2020, the name of the Fund will change to Federated Hermes Global Allocation Fund.
On August 16, 2019 , the Fund acquired all of the net assets of Federated Absolute Return Fund, an open-end investment company, in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Federated Absolute Return Fund’s shareholders on July 17, 2019. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Federated Absolute Return Fund was carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of Federated Absolute Return Fund Class A Shares exchanged, a shareholder received 0.4456 shares of the Fund’s Class A Shares.
For every one share of Federated Absolute Return Fund Class B Shares exchanged, a shareholder received 0.4449 shares of the Fund’s Class B Shares.
For every one share of Federated Absolute Return Fund Class C Shares exchanged, a shareholder received 0.4438 shares of the Fund’s Class C Shares.
For every one share of Federated Absolute Return Fund Institutional Shares exchanged, a shareholder received 0.4487 shares of the Fund’s Institutional Shares.
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The Fund received net assets from Federated Absolute Return Fund as a result of the tax-free reorganization as follows:
Shares of the Fund Issued	Federated Absolute Return Fund Net Assets Received	Unrealized Depreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
3,199,576	$60,593,669	$(1,606,835)	$343,566,261	$404,159,930
1	Unrealized Depreciation is included in the Net Assets Received amount shown above.
Assuming the acquisition had been completed on December 1, 2018, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended November 30, 2019, were as follows:
Net investment income*	$6,157,164
Net realized and unrealized gain on investments	29,828,020
Net increase in net assets resulting from operations	$35,985,184
*	Net investment income includes $222,230 of pro forma eliminated expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue of the Federated Absolute Return Fund that has been included in the Fund’s Statement of Changes in Net Assets as of November 30, 2019.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of
Semi-Annual Shareholder Report

restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $327,694 is disclosed in various locations in this Note 2 and Note 5. For the six months ended May 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$133,967	$(27,246)
Class B Shares	7,653	(624)
Class C Shares	50,381	(1,676)
Class R Shares	67,504	(6,403)
Institutional Shares	62,052	(20,696)
Class R6 Shares	1,969	—
TOTAL	$323,526	$(56,645)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$210,215
Class B Shares	8,507
Class C Shares	73,066
TOTAL	$291,788
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet
Semi-Annual Shareholder Report

the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to manage sector/asset class risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
At May 31, 2020, the Fund had no outstanding swap contracts.
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Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration, sector asset class risk and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $93,549,573 and $85,942,137, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase returns and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
At May 31, 2020, the Fund had no outstanding foreign exchange contracts..
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,136,021 and $892,439, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
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Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to seek to maintain manage sector/asset class risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period end are listed in the Fund’s Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average market value of written put and call options held by the Fund throughout the period was $12,913 and $61,909, respectively. This is based on amounts held as of each month-end throughout the six-month period.
The average market value of purchased put and call options held by the Fund throughout the period was $7,299 and $9,832, respectively. This is based on amounts held as of each month-end throughout the six-month period.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities held at May 31, 2020, is as follows:
Security	Acquisition Date	Cost	Market Value
HK Electric Investments Ltd.	2/6/2016	$654,353	$833,484
Phosagro OAO, GDR	1/3/2019	$45,981	$41,538
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for variation margin on futures contracts	$(165,684)*
Equity contracts		$—	Payable for variation margin on futures contracts	$(82,594)*
Foreign exchange contracts	Purchased options, in securities at value	$4,296		$—
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Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$305,090	Unrealized depreciation on foreign exchange contracts	$650,363
Foreign exchange contracts		$—	Written options outstanding at value	$5,948
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$309,386		$408,033
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only a portion of the variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options[1]	Written Options	Total
Interest rate contracts	$1,814,599	$—	$—	$—	$1,814,599
Equity contracts	1,512,504	—	—	—	1,512,504
Foreign exchange contracts	—	(1,655,435)	10,981	94,508	(1,549,946)
TOTAL	$3,327,103	$(1,655,435)	$10,981	$94,508	$1,777,157
1	The net realized gain (loss) on Purchased Option Contracts is found within the Net realized gain on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options[2]	Written Options	Total
Interest rate contracts	$405,117	$—	$—	$—	$405,117
Equity contracts	581,541	—	—	—	581,541
Foreign exchange contracts	—	86,827	(13,711)	25,209	98,325
TOTAL	$986,658	$86,827	$(13,711)	$25,209	$1,084,983
2	The net change in unrealized appreciation of Purchased Options is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
Semi-Annual Shareholder Report

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payable and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of May 31, 2020, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount (not less than $0)
Foreign exchange contracts	$305,090	$(250,229)	$—	$54,861
TOTAL	$305,090	$(250,229)	$—	$54,861

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount (not less than $0)
Foreign exchange contracts	$650,363	$(250,229)	$—	$400,134
TOTAL	$650,363	$(250,229)	$—	$400,134
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	235,997	$4,472,482	704,490	$13,350,974
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Absolute Return Fund	—	—	1,987,441	37,741,567
Shares issued to shareholders in payment of distributions declared	146,972	2,875,003	412,447	7,311,903
Shares redeemed	(972,648)	(18,187,499)	(1,615,912)	(30,642,318)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(589,679)	$(10,840,014)	1,488,466	$27,762,126

	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	143	$2,784	2,854	$50,358
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Absolute Return Fund	—	—	30,312	560,473
Shares issued to shareholders in payment of distributions declared	4,833	94,102	24,083	411,432
Shares redeemed	(71,160)	(1,336,457)	(173,789)	(3,199,758)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(66,184)	$(1,239,571)	(116,540)	$(2,177,495)

	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	284,650	$5,199,658	464,276	$8,524,764
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Absolute Return Fund	—	—	413,438	7,615,504
Shares issued to shareholders in payment of distributions declared	42,779	828,042	165,458	2,821,670
Shares redeemed	(650,052)	(11,835,295)	(1,142,345)	(20,990,309)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(322,623)	$(5,807,595)	(99,173)	$(2,028,371)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	237,394	$4,444,176	448,896	$8,451,047
Shares issued to shareholders in payment of distributions declared	31,943	626,013	118,810	2,080,658
Shares redeemed	(394,925)	(7,319,751)	(683,854)	(12,945,514)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(125,588)	$(2,249,562)	(116,148)	$(2,413,809)

	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	599,020	$11,512,407	694,953	$13,283,388
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Absolute Return Fund	—	—	768,385	14,676,125
Shares issued to shareholders in payment of distributions declared	91,000	1,779,418	278,079	4,962,943
Shares redeemed	(785,271)	(14,426,309)	(1,732,662)	(32,854,408)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(95,251)	$(1,134,484)	8,755	$68,048

	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	33,030	$628,343	85,869	$1,650,048
Shares issued to shareholders in payment of distributions declared	6,061	118,009	15,773	280,559
Shares redeemed	(51,384)	(988,264)	(41,431)	(793,588)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(12,293)	$(241,912)	60,211	$1,137,019
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,211,618)	$(21,513,138)	1,225,571	$22,347,518
4. FEDERAL TAX INFORMATION
At May 31, 2020, the cost of investments for federal tax purposes was $327,401,908. The net unrealized appreciation of investments for federal tax purposes was $29,324,710. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $51,595,771 and net unrealized depreciation from investments for those securities having an excess of cost over value of $22,271,061. The amounts presented are inclusive of derivative contracts.
Semi-Annual Shareholder Report

At November 30, 2019, the Fund had a capital loss carryforward of $29,399,127 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses, retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$29,399,127	$—	$29,399,127
At November 30, 2019, for federal income tax purposes, the Fund had $32,037 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The advisory agreement between the Fund and the Adviser provides for an annual fee of 0.55% of the average daily net assets of the Fund plus 4.50% of gross income of the Fund, excluding gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2020, the Adviser voluntarily waived $270,069 of its fee and voluntarily reimbursed $56,645 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2020, the Adviser reimbursed $980.
Certain of the Fund’s assets are managed by Federated Investment Management Company (FIMCO) (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2020, the Sub-Adviser earned a fee of $147,785.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2020, the annualized fee paid to FAS was 0.082% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2020, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$25,522
Class C Shares	219,199
Class R Shares	99,610
TOTAL	$344,331
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2020, FSC retained $36,637 fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2020, FSC retained $2,899 in sales charges from the sale of Class A Shares. FSC also retained $6,316 and $1,360 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended May 31, 2020, FSSC received $35,756 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, dividends and other expenses related to short sales, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 1.97%, 1.93%, 1.57%, 0.85% and 0.83% (the “Fee Limit”), respectively,
Semi-Annual Shareholder Report

up to but not including the later of (the “Termination Date”): (a) February 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2020, were as follows:
Purchases	$91,392,904
Sales	$101,674,517
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2020, the Fund had no outstanding loans. During the six months ended May 31, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2020, there were no outstanding loans. During the six months ended May 31, 2020, the program was not utilized.
Semi-Annual Shareholder Report

9. RECEIVABLE FROM BANKRUPTCY TRUSTEE
The amount presented on the Statement of Assets and Liabilities, under the caption receivables for investments sold, includes net receivable proceeds of $139,676 which represents the estimated amount expected to be received from the bankruptcy trustee for certain security transactions executed through Lehman Brothers in 2008.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2019 to May 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2019	Ending Account Value 5/31/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$975.30	$5.68
Class B Shares	$1,000	$971.70	$9.76
Class C Shares	$1,000	$971.40	$9.56
Class R Shares	$1,000	$973.40	$7.79
Institutional Shares	$1,000	$977.00	$4.25
Class R6 Shares	$1,000	$976.90	$4.15
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.30	$5.81
Class B Shares	$1,000	$1,015.10	$9.97
Class C Shares	$1,000	$1,015.30	$9.77
Class R Shares	$1,000	$1,017.10	$7.97
Institutional Shares	$1,000	$1,020.70	$4.34
Class R6 Shares	$1,000	$1,020.80	$4.24
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.15%
Class B Shares	1.98%
Class C Shares	1.94%
Class R Shares	1.58%
Institutional Shares	0.86%
Class R6 Shares	0.84%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
Federated Global Allocation Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES GLOBAL ALLOCATION FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) and the investment subadvisory contract between the Adviser and Federated Investment Management Company with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to
Semi-Annual Shareholder Report

evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss
Semi-Annual Shareholder Report

the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contracts.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of
Semi-Annual Shareholder Report

the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contracts.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contracts.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board
Semi-Annual Shareholder Report

considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Shareholder Report

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contracts, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from
Semi-Annual Shareholder Report

management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contracts was appropriate.
The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangements.
Semi-Annual Shareholder Report

Liquidity Risk Management Program– Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Global Allocation Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Funds”) has adopted and implemented a liquidity risk management program (the “LRMP”) for the Fund. The LRMP seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has approved the designation of the Funds’ investment advisers as the administrators for the LRMP (collectively, the “Administrator”). The Administrator has established a Liquidity Risk Management Committee (the “Committee”) comprised of representatives from various departments across the Administrator to assist it in the implementation and on-going administration of the LRMP. The Committee, in turn, has delegated to the Fixed Income and Equities Liquidity Committees, each a separate committee previously established by the Administrator, the responsibility to review and assess certain information related to the liquidity of the Funds that fall within their respective asset classes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report from the Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the LRMP for the period from the LRMP’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report addressed the operation of the LRMP and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Fund. There were no material changes to the LRMP during the Period. The Report summarized the
Semi-Annual Shareholder Report

operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Funds. Such information and factors included, among other things:
■	the liquidity risk framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment, including a review of the Funds’ access to other available funding sources such as the Funds’ interfund lending facility, redemptions in-kind and committed lines of credit and confirmation that the Fund did not have to access any of these alternative funding sources during the Period;
■	the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■	the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■	the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■	the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■	liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the LRMP is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Global Allocation Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314183104
CUSIP 314183203
CUSIP 314183302
CUSIP 314183401
CUSIP 314183500
CUSIP 314183609
8080105 (7/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Global Allocation Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 27, 2020

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 27, 2020